UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Capital & Income
Fund

Annual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	16.35%	10.61%	10.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A supportive investment backdrop helped high-yield bonds post solid gains for the 12 months ending April 30, 2011, with The BofA Merrill LynchSM US High Yield Constrained Index returning 13.30%. More specifically, the high-yield market was buoyed by strong corporate earnings, low default rates, positive business fundamentals, a number of credit-rating upgrades and a rising equity market. Market technicals - meaning elements of supply and demand - also bolstered high yield. On the demand side, asset flows into the market were strong, as yield-hungry investors were willing to pay prices above par - or face value - for high-income securities because of the low yields on investment-grade bonds. In terms of supply, many high-yield companies came to market with new issuance, looking to refinance their existing debt at lower prevailing rates. The secondary market also was strong. While high yield enjoyed a strong year, its trajectory wasn't consistently upward. In May 2010, the market suffered its first negative return since February 2009, and it also experienced moderate volatility in March 2011, due to heightened unrest in the Middle East and North Africa and the earthquake/tsunami disaster in Japan. During the period, lower-rated high-yield bonds performed better than their higher-quality counterparts.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: For the year, the fund gained 16.35%, easily outpacing the BofA Merrill Lynch index. The fund received a significant boost from an out-of-index allocation to equities. Its high-yield holdings also were strong. An out-of-index stake in floating-rate bank debt detracted because the asset class significantly lagged the index. Favorable security selection contributed, particularly within chemicals and automotive/auto parts. Conversely, security selection in publishing/printing hampered performance, as did the fund's cash position. TRW Automotive Holdings and Tenneco were bolstered by rising demand for auto-safety components and emission-control equipment. Within chemicals, stakes in LyondellBasell Industries and Tronox were beneficial, while the fund's holdings in bonds issued by TXU Energy also did well. The fund was hurt by Educational Media and Publishing Group, which struggled due to tight state budgets for educational spending. Telecom cable maker CommScope lagged based on revenue growth and operational execution that disappointed investors. Networking gear maker Cisco Systems underperformed due to a loss of market share in its core router business, soft demand from government end markets and poor performance in some of its consumer businesses. Some of the holdings mentioned were not in the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011

Actual	.76%	$ 1,000.00	$ 1,097.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	4.1	3.8
GMAC LLC	2.5	2.3
Digicel Group Ltd.	2.0	2.2
CIT Group, Inc.	1.8	0.5
HCA Holdings, Inc.	1.7	0.0
	12.1
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.6	16.3
Energy	9.7	8.4
Technology	8.3	8.2
Automotive	6.7	5.9
Healthcare	6.2	2.7
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA,AA,A 0.0%*	AAA,AA,A 0.4%
BBB 1.6%	BBB 2.4%
BB 14.1%	BB 17.6%
B 37.8%	B 33.2%
CCC,CC,C 15.4%	CCC,CC,C 19.6%
D 0.0%	D 0.0%*
Not Rated 2.7%	Not Rated 4.2%
Equities 20.9%	Equities 17.2%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 5.4%

* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*		As of October 31, 2010**
	Nonconvertible Bonds 61.4%		Nonconvertible Bonds 65.7%
	Convertible Bonds, Preferred Stocks 2.8%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 19.0%		Common Stocks 16.3%
	Floating Rate Loans 9.3%		Floating Rate Loans 10.6%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	15.0%	** Foreign investments	16.4%

Annual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 62.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Energy - 0.8%
Cal Dive International, Inc. 3.25% 12/15/25	$ 7,112	$ 7,112
Chesapeake Energy Corp.:
2.5% 5/15/37	49,606	55,147
2.5% 5/15/37	20,728	23,164
		85,423
Gaming - 0.1%
MGM Resorts International 4.25% 4/15/15	11,482	11,999
TOTAL CONVERTIBLE BONDS		97,422
Nonconvertible Bonds - 61.4%
Aerospace - 0.7%
ADS Tactical, Inc. 11% 4/1/18 (g)	4,475	4,620
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	2,258
12% 11/1/14 pay-in-kind	3,836	3,951
Hexcel Corp. 6.75% 2/1/15	2,655	2,721
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)	4,532	4,770
7.125% 3/15/21 (g)	4,532	4,770
Sequa Corp.:
11.75% 12/1/15 (g)	38,310	41,375
13.5% 12/1/15 pay-in-kind (g)	15,587	17,146
		81,611
Air Transportation - 1.5%
Air Canada 9.25% 8/1/15 (g)	17,706	18,237
American Airlines, Inc. equipment trust certificate 13% 8/1/16	11,343	13,157
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	16,142	18,805
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,873	2,859
Continental Airlines, Inc. 7.25% 11/10/19	13,607	14,730
Delta Air Lines, Inc. 9.5% 9/15/14 (g)	3,916	4,195
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	30,270	31,481
8.021% 8/10/22	14,878	15,175
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.: - continued
8.875% 6/1/06 (a)	$ 5,900	$ 0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	8,264	8,429
8.028% 11/1/17	2,854	2,868
United Air Lines, Inc.:
9.875% 8/1/13 (g)	5,303	5,615
12% 11/1/13 (g)	9,363	10,042
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	21,449	24,345
		169,938
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (g)	1,902	2,152
Automotive - 1.9%
Accuride Corp. 9.5% 8/1/18	1,604	1,780
Affinia Group, Inc.:
9% 11/30/14	7,766	7,960
9% 11/30/14 (g)	5,442	5,592
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	6,317
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,044
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,071
6.75% 2/15/21	4,038	4,063
Exide Technologies 8.625% 2/1/18 (g)	5,526	5,920
Ford Motor Credit Co. LLC:
6.625% 8/15/17	24,255	26,590
12% 5/15/15	34,469	43,948
General Motors Acceptance Corp. 8% 11/1/31	20,524	22,957
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	524
7.125% 7/15/13 (d)	3,954	63
7.2% 1/15/11 (d)	9,896	497
7.4% 9/1/25 (d)	1,235	17
7.7% 4/15/16 (d)	21,189	413
8.25% 7/15/23 (d)	11,961	187
8.375% 7/15/33 (d)	17,293	334
RSC Equipment Rental, Inc. 10% 7/15/17 (g)	7,291	8,330
Stoneridge, Inc. 9.5% 10/15/17 (g)	5,694	6,278
Tenneco, Inc.:
6.875% 12/15/20	15,510	15,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.: - continued
7.75% 8/15/18	$ 3,812	$ 4,088
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	13,401	15,110
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)	12,030	13,353
TRW Automotive, Inc.:
7% 3/15/14 (g)	998	1,093
7.25% 3/15/17 (g)	702	774
8.875% 12/1/17 (g)	4,287	4,834
		208,074
Banks & Thrifts - 4.3%
Ally Financial, Inc.:
3.512% 2/11/14 (i)	46,485	46,601
7.5% 9/15/20 (g)	47,180	51,428
8% 3/15/20	65,302	72,975
Bank of America Corp.:
8% (h)(i)	15,181	16,320
8.125% (h)(i)	20,915	22,536
General Motors Acceptance Corp. 6.75% 12/1/14	32,865	34,673
GMAC LLC:
6.75% 12/1/14	11,917	12,692
8% 11/1/31	188,126	211,634
Wells Fargo & Co. 7.98% (h)(i)	5,738	6,304
		475,163
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	6,618	4,864
6.875% 6/15/18	4,484	3,240
10.75% 8/1/16	13,138	12,678
11% 8/1/16 pay-in-kind (i)	13,310	12,545
Cumulus Media, Inc. 7.75% 5/1/19 (g)	6,670	6,670
Gray Television, Inc. 10.5% 6/29/15	5,284	5,700
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,303
Univision Communications, Inc. 12% 7/1/14 (g)	20,367	21,925
		76,925
Building Materials - 0.4%
Building Materials Corp. of America 6.75% 5/1/21 (g)	21,395	21,769
Calcipar SA 6.875% 5/1/18 (g)	5,190	5,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
General Cable Corp. 7.125% 4/1/17	$ 2,449	$ 2,516
Masonite International Corp. 8.25% 4/15/21 (g)	12,670	12,955
		42,573
Cable TV - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	7,751	8,468
8.125% 4/30/20	18,473	20,551
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)	24,606	26,021
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	19,086	23,023
EchoStar Communications Corp. 7.125% 2/1/16	43,061	45,860
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (g)	3,405	3,507
ONO Finance II PLC 10.875% 7/15/19 (g)	3,022	3,309
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	8,535	8,407
Videotron Ltd. 6.875% 1/15/14	2,653	2,690
		141,836
Capital Goods - 0.3%
Chart Industries, Inc. 9.125% 10/15/15	3,633	3,769
Harbinger Group, Inc. 10.625% 11/15/15 (g)	6,512	6,707
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,748	2,789
Terex Corp. 10.875% 6/1/16	14,070	16,392
		29,657
Chemicals - 0.9%
Ashland, Inc. 9.125% 6/1/17	7,013	8,100
Ferro Corp. 7.875% 8/15/18	10,602	11,238
Georgia Gulf Corp. 9% 1/15/17 (g)	8,325	9,188
LBI Escrow Corp. 8% 11/1/17 (g)	17,067	19,052
NOVA Chemicals Corp. 3.5678% 11/15/13 (i)	4,696	4,673
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)	2,686	2,753
OXEA Finance & Cy SCA 9.5% 7/15/17 (g)	9,312	10,243
Polymer Group, Inc. 7.75% 2/1/19 (g)	4,067	4,240
PolyOne Corp. 7.375% 9/15/20	4,506	4,810
Solutia, Inc.:
7.875% 3/15/20	5,738	6,254
8.75% 11/1/17	3,121	3,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Sterling Chemicals, Inc. 10.25% 4/1/15	$ 5,833	$ 6,008
TPC Group LLC 8.25% 10/1/17 (g)	5,354	5,729
		95,752
Consumer Products - 0.6%
ACCO Brands Corp. 10.625% 3/15/15	1,707	1,929
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,617
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,259
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Jarden Corp. 6.125% 11/15/22	7,850	7,840
NBTY, Inc. 9% 10/1/18 (g)	12,257	13,268
Reddy Ice Corp.:
11.25% 3/15/15	12,184	12,641
13.25% 11/1/15	11,356	10,164
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,585
Sealy Mattress Co. 10.875% 4/15/16 (g)	4,282	4,785
		71,113
Containers - 1.5%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	2,909	3,120
9.125% 10/15/20 (g)	11,029	12,242
Berry Plastics Corp.:
8.25% 11/15/15	11,238	11,968
9.75% 1/15/21	13,518	13,450
Berry Plastics Holding Corp. 4.1845% 9/15/14 (i)	1,765	1,650
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (g)(i)	5,606	5,364
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)	13,726	14,103
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,791
7.5% 12/15/96	12,871	10,039
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)	6,987	7,266
9% 4/15/19 (g)	22,105	23,266
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)	10,035	10,361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.25% 2/15/21 (g)	$ 42,726	$ 43,367
Solo Cup Co. 8.5% 2/15/14	7,528	6,606
		164,593
Diversified Financial Services - 4.3%
Aircastle Ltd. 9.75% 8/1/18	4,528	5,105
CIT Group, Inc.:
7% 5/1/13	2,728	2,782
7% 5/1/14	7,855	8,002
7% 5/1/15	7,855	7,972
7% 5/1/16	58,999	59,515
7% 5/1/17	120,558	121,462
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	58,066	59,808
8% 1/15/18	58,066	59,953
Ineos Finance PLC 9% 5/15/15 (g)	7,086	7,733
International Lease Finance Corp.:
6.75% 9/1/16 (g)	11,300	12,091
7.125% 9/1/18 (g)	22,603	24,468
8.25% 12/15/20	20,392	22,686
8.625% 9/15/15 (g)	20,809	23,150
9% 3/15/17 (g)	31,038	35,151
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	9,516	9,979
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)	6,800	7,004
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,490
		479,351
Diversified Media - 0.6%
Checkout Holding Corp. 0% 11/15/15 (g)	8,164	5,347
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	4,024	4,472
Series B, 9.25% 12/15/17	16,098	17,909
Interpublic Group of Companies, Inc. 10% 7/15/17	7,163	8,524
Liberty Media Corp.:
8.25% 2/1/30	14,848	14,403
8.5% 7/15/29	9,940	9,741
MDC Partners, Inc. 11% 11/1/16	2,375	2,660
		63,056
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 3.1%
Aquila, Inc. 11.875% 7/1/12 (i)	$ 5,281	$ 5,880
Calpine Corp. 7.875% 1/15/23 (g)	68,734	73,202
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)	6,120	6,181
Energy Future Holdings Corp. 10% 1/15/20	22,969	24,634
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	92,712	99,665
11% 10/1/21 (g)	77,278	75,404
Intergen NV 9% 6/30/17 (g)	17,030	18,478
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)	13,180	13,477
TXU Corp.:
6.5% 11/15/24	12,720	6,869
6.55% 11/15/34	29,173	15,535
		339,325
Energy - 7.5%
ATP Oil & Gas Corp. 11.875% 5/1/15	86,045	89,702
Berry Petroleum Co.:
8.25% 11/1/16	9,655	10,234
10.25% 6/1/14	6,231	7,244
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (g)	4,575	4,781
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (g)	13,320	14,219
Chaparral Energy, Inc. 9.875% 10/1/20 (g)	4,495	5,091
Chesapeake Energy Corp.:
6.5% 8/15/17	22,413	24,430
6.875% 11/15/20	9,165	9,990
9.5% 2/15/15	8,226	9,902
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (g)	6,610	6,693
Clayton Williams Energy, Inc. 7.75% 4/1/19 (g)	14,004	14,039
Complete Production Services, Inc. 8% 12/15/16	8,387	8,848
Concho Resources, Inc. 7% 1/15/21	7,134	7,544
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	17,417	18,506
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,803
Covanta Holding Corp. 7.25% 12/1/20	12,151	12,997
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,337
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Denbury Resources, Inc.:
8.25% 2/15/20	$ 10,371	$ 11,564
9.75% 3/1/16	4,608	5,184
Drummond Co., Inc. 7.375% 2/15/16	15,886	16,363
Edgen Murray Corp. 12.25% 1/15/15	23,334	23,567
Energy Partners Ltd. 8.25% 2/15/18 (g)	17,853	17,808
Energy Transfer Equity LP 7.5% 10/15/20	25,052	27,432
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (g)	31,611	34,456
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)	11,022	10,939
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)	5,412	5,750
Goodrich Petroleum Corp. 8.875% 3/15/19 (g)	9,323	9,521
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	15,239	16,153
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)	10,284	10,824
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (g)	15,513	16,327
LINN Energy LLC:
7.75% 2/1/21 (g)	27,475	29,261
8.625% 4/15/20	26,385	29,155
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,724
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (g)	11,238	12,699
Offshore Group Investment Ltd. 11.5% 8/1/15	20,845	23,346
Petrohawk Energy Corp. 7.875% 6/1/15	13,851	14,682
Petroleum Development Corp. 12% 2/15/18	16,014	18,136
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,732
Plains Exploration & Production Co. 10% 3/1/16	12,933	14,582
Pride International, Inc. 6.875% 8/15/20	7,810	9,039
Quicksilver Resources, Inc. 11.75% 1/1/16	14,289	16,718
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,577
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,121
8% 3/1/32	13,025	16,087
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,128
Southwestern Energy Co. 7.5% 2/1/18	9,410	10,727
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,244
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)	7,214	7,106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
11.25% 7/15/17	$ 11,884	$ 13,785
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,101
7.625% 4/1/37	5,445	6,514
8.375% 6/15/32	4,458	5,618
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	4,293
Venoco, Inc.:
8.875% 2/15/19 (g)	18,854	18,854
11.5% 10/1/17	14,008	15,549
W&T Offshore, Inc. 8.25% 6/15/14 (g)	20,809	21,641
		826,667
Entertainment/Film - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (g)	7,298	7,982
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	6,794	7,338
		15,320
Environmental - 0.1%
Casella Waste Systems, Inc.:
7.75% 2/15/19 (g)	3,011	3,086
11% 7/15/14	4,210	4,768
Darling International, Inc. 8.5% 12/15/18 (g)	2,810	3,070
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (g)	2,458	2,645
		13,569
Food & Drug Retail - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	12,122	12,607
Rite Aid Corp.:
8% 8/15/20	17,966	19,179
9.5% 6/15/17	4,093	3,796
9.75% 6/12/16	9,001	10,149
10.25% 10/15/19	4,488	4,993
		50,724
Food/Beverage/Tobacco - 0.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (g)	9,312	9,754
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (g)(i)	8,935	8,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co. 9.75% 12/15/18 (g)	$ 18,112	$ 18,791
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	14,307	16,703
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	144
Michael Foods Group, Inc. 9.75% 7/15/18 (g)	4,776	5,254
Smithfield Foods, Inc. 10% 7/15/14	15,484	18,387
		77,454
Gaming - 1.3%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (g)	4,995	5,207
11.5% 1/15/17 pay-in-kind (g)(i)	11,440	11,679
FireKeepers Development Authority 13.875% 5/1/15 (g)	5,672	6,679
Harrah's Operating Co., Inc. 11.25% 6/1/17	15,941	18,093
MCE Finance Ltd. 10.25% 5/15/18	20,155	23,405
MGM Mirage, Inc.:
7.5% 6/1/16	5,654	5,484
7.625% 1/15/17	4,027	3,886
10.375% 5/15/14	4,312	4,991
11.125% 11/15/17	1,579	1,840
MGM Resorts International:
9% 3/15/20	9,209	10,268
10% 11/1/16 (g)	13,452	14,461
Mohegan Tribal Gaming Authority 6.875% 2/15/15	7,221	5,127
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	6,103	4,089
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	4
6.5% 2/1/14 (d)	58,215	0
6.625% 3/15/18 (d)	60,505	0
6.875% 3/1/16 (d)	64,220	0
7.75% 8/15/16 (d)	65,520	7
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)	1,605	1,641
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	1,933	942
12.75% 1/15/13 (d)	4,965	6
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	$ 4,770	$ 2,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	20,948	22,886
		143,295
Healthcare - 5.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14	20,319	21,894
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)	2,350	2,468
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)	11,949	12,830
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,740
DaVita, Inc.:
6.375% 11/1/18	10,985	11,246
6.625% 11/1/20	9,505	9,755
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	16,354	17,458
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	15,907
Giant Funding Corp. 8.25% 2/1/18 (g)	12,699	13,175
HCA Holdings, Inc. 7.75% 5/15/21 (g)	180,017	188,568
HCA, Inc.:
5.75% 3/15/14	9,573	9,764
6.25% 2/15/13	4,744	4,946
6.375% 1/15/15	3,106	3,184
6.75% 7/15/13	4,744	5,005
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)	36,620	37,169
InVentiv Health, Inc. 10% 8/15/18 (g)	2,237	2,382
LifePoint Hospitals, Inc. 6.625% 10/1/20 (g)	9,889	10,136
Mylan, Inc.:
6% 11/15/18 (g)	27,014	27,554
7.625% 7/15/17 (g)	10,240	11,162
7.875% 7/15/20 (g)	18,477	20,325
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (g)	20,615	20,873
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (g)	13,354	13,755
ResCare, Inc. 10.75% 1/15/19 (g)	6,775	7,351
Rotech Healthcare, Inc.:
10.5% 3/15/18 (g)	6,732	6,799
10.75% 10/15/15	9,969	11,016
Skilled Healthcare Group, Inc. 11% 1/15/14	4,372	4,492
UHS Escrow Corp. 7% 10/1/18 (g)	2,503	2,597
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
United Surgical Partners International, Inc. 8.875% 5/1/17	$ 2,478	$ 2,590
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)	55,189	53,671
6.875% 12/1/18 (g)	38,486	38,294
7% 10/1/20 (g)	6,090	5,983
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (g)	11,189	11,693
Vanguard Health Systems, Inc. 0% 2/1/16 (g)	18,331	11,869
		621,651
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	13,613	14,226
11.625% 6/15/17	18,254	21,585
K. Hovnanian Enterprises, Inc.:
10.625% 10/15/16	17,498	18,548
11.875% 10/15/15	4,469	4,167
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)	21,720	22,018
Realogy Corp.:
7.875% 2/15/19 (g)	14,238	14,380
11.5% 4/15/17 (g)	6,632	6,897
12% 4/15/17 (g)	10,344	10,757
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,924	3,056
		115,634
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (g)	7,320	7,814
USI Holdings Corp. 4.188% 11/15/14 (g)(i)	2,554	2,471
		10,285
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)	15,517	16,584
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	12,430
NCL Corp. Ltd. 9.5% 11/15/18 (g)	3,549	3,797
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,155
Town Sports International Holdings, Inc. 11% 2/1/14	14,435	14,724
		50,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.6%
Aleris International, Inc.:
6% 6/1/20 (g)	$ 151	$ 151
9% 12/15/14 pay-in-kind (d)(i)	12,670	63
Arch Coal, Inc. 7.25% 10/1/20	4,108	4,416
Atkore International, Inc. 9.875% 1/1/18 (g)	5,379	5,850
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)	5,850	6,055
CONSOL Energy, Inc.:
8% 4/1/17	17,103	18,813
8.25% 4/1/20	17,567	19,499
Drummond Co., Inc. 9% 10/15/14 (g)	5,628	5,966
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)	18,097	18,595
6.875% 2/1/18 (g)	18,097	19,047
7% 11/1/15 (g)	22,325	23,468
International Coal Group, Inc. 9.125% 4/1/18	9,279	10,532
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)	11,632	12,198
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)	3,145	3,208
Peabody Energy Corp. 7.875% 11/1/26	19,508	21,947
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	8,460	8,925
		178,733
Paper - 0.8%
ABI Escrow Corp. 10.25% 10/15/18 (g)	46,083	51,152
Clearwater Paper Corp. 7.125% 11/1/18 (g)	3,004	3,154
Georgia-Pacific LLC 5.4% 11/1/20 (g)	15,871	15,950
Glatfelter 7.125% 5/1/16	1,754	1,811
NewPage Corp.:
6.5544% 5/1/12 (i)	6,337	3,454
11.375% 12/31/14	13,642	13,574
		89,095
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16 (g)	11,245	12,032
Cenveo Corp. 10.5% 8/15/16 (g)	9,929	10,078
Sheridan Group, Inc. 12.5% 4/15/14 (g)	8,505	8,165
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	15,733	16,244
		46,519
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	$ 6,352	$ 6,590
12.5% 4/1/16	4,787	5,792
		12,382
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18 (g)	5,909	6,456
Dunkin Finance Corp. 9.625% 12/1/18 (g)	3,932	4,001
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,826	4,113
11.625% 12/1/15 (g)	2,489	2,676
Landrys Holdings, Inc. 11.5% 6/1/14 (g)	7,919	7,919
Roadhouse Financing, Inc. 10.75% 10/15/17 (g)	12,904	13,936
		39,101
Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18	6,494	7,225
Garda World Security Corp. 9.75% 3/15/17 (g)	5,964	6,396
Hertz Corp. 6.75% 4/15/19 (g)	13,862	14,174
Mac-Gray Corp. 7.625% 8/15/15	2,222	2,266
McJunkin Red Man Corp. 9.5% 12/15/16 (g)	21,353	21,940
MediMedia USA, Inc. 11.375% 11/15/14 (g)	2,763	2,380
NCO Group, Inc. 11.875% 11/15/14	7,210	6,273
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,352
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,106
		81,112
Shipping - 0.9%
Aguila 3 SA 7.875% 1/31/18 (g)	7,473	7,641
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	6,566
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)	11,504	11,562
8.875% 11/1/17	7,009	7,579
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)	3,665	3,747
Swift Services Holdings, Inc. 10% 11/15/18 (g)	22,933	25,169
Teekay Corp. 8.5% 1/15/20	10,097	10,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	$ 6,918	$ 6,987
Western Express, Inc. 12.5% 4/15/15 (g)	15,667	15,667
		95,873
Steel - 0.2%
Aperam:
7.375% 4/1/16 (g)	3,260	3,399
7.75% 4/1/18 (g)	2,685	2,799
RathGibson, Inc. 11.25% 2/15/14 (d)	10,989	1
Severstal Columbus LLC 10.25% 2/15/18	18,514	20,643
		26,842
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)	3,530	3,698
Claire's Escrow Corp. 8.875% 3/15/19 (g)	4,747	4,628
Liz Claiborne, Inc. 10.5% 4/15/19 (g)	11,320	11,603
Michaels Stores, Inc. 7.75% 11/1/18 (g)	40,382	41,493
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,577
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,525
		69,524
Technology - 2.9%
Avaya, Inc.:
9.75% 11/1/15	16,980	17,489
10.125% 11/1/15 pay-in-kind (i)	11,320	11,688
Brocade Communications Systems, Inc.:
6.625% 1/15/18	3,103	3,274
6.875% 1/15/20	3,103	3,359
CDW Escrow Corp. 8.5% 4/1/19 (g)	26,255	26,518
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)	13,427	14,333
Ceridian Corp. 11.25% 11/15/15	13,547	14,089
CommScope, Inc. 8.25% 1/15/19 (g)	13,730	14,433
Eastman Kodak Co. 10.625% 3/15/19 (g)	9,345	9,438
Fidelity National Information Services, Inc.:
7.625% 7/15/17	7,313	8,008
7.875% 7/15/20	9,750	10,774
Freescale Semiconductor, Inc. 10.75% 8/1/20 (g)	8,544	9,783
Lucent Technologies, Inc.:
6.45% 3/15/29	66,994	60,965
6.5% 1/15/28	23,186	21,099
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)	8,307	9,595
Open Solutions, Inc. 9.75% 2/1/15 (g)	2,975	1,986
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Seagate HDD Cayman 7.75% 12/15/18 (g)	$ 22,629	$ 23,817
Spansion LLC 11.25% 1/15/16 (d)(g)	20,560	5,280
SunGard Data Systems, Inc. 7.375% 11/15/18 (g)	10,773	10,948
Telcordia Technologies, Inc. 11% 5/1/18 (g)	16,738	18,830
Unisys Corp.:
12.5% 1/15/16	11,022	12,262
12.75% 10/15/14 (g)	718	847
Viasystems, Inc. 12% 1/15/15 (g)	11,095	12,454
		321,269
Telecommunications - 13.0%
Citizens Communications Co.:
7.125% 3/15/19	6,808	6,961
7.875% 1/15/27	9,275	8,858
9% 8/15/31	13,178	13,573
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	28,118	30,578
Clearwire Escrow Corp. 12% 12/1/15 (g)	11,687	12,710
Digicel Group Ltd.:
8.25% 9/1/17 (g)	5,913	6,268
8.875% 1/15/15 (g)	61,611	63,921
9.125% 1/15/15 pay-in-kind (g)(i)	25,146	26,089
10.5% 4/15/18 (g)	74,384	85,542
12% 4/1/14 (g)	25,183	29,338
DigitalGlobe, Inc. 10.5% 5/1/14	7,992	8,951
Frontier Communications Corp.:
8.25% 4/15/17	20,732	22,519
8.5% 4/15/20	47,158	51,049
8.75% 4/15/22	15,923	17,237
GeoEye, Inc. 9.625% 10/1/15	2,927	3,308
Global Crossing Ltd. 12% 9/15/15	8,899	10,401
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	9,516	9,801
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19	11,979	12,907
9.5% 6/15/16	44,966	47,273
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (g)	30,640	31,138
7.5% 4/1/21 (g)	57,680	58,834
Intelsat Ltd. 11.25% 6/15/16	50,081	53,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Luxembourg SA:
11.25% 2/4/17	$ 19,358	$ 21,124
11.5% 2/4/17 pay-in-kind (i)	47,680	51,852
NII Capital Corp.:
7.625% 4/1/21	23,480	24,654
10% 8/15/16	37,985	43,588
Sprint Capital Corp.:
6.875% 11/15/28	200,154	191,898
6.9% 5/1/19	61,677	64,761
8.75% 3/15/32	186,949	204,709
U.S. West Communications:
7.25% 9/15/25	1,480	1,573
7.25% 10/15/35	5,745	5,817
7.5% 6/15/23	1,250	1,259
ViaSat, Inc. 8.875% 9/15/16	3,742	4,027
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (g)	10,379	10,781
7.748% 2/2/21 (g)	35,204	36,964
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	11,716	12,390
11.75% 7/15/17 (g)	91,081	105,882
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(i)	43,674	51,722
		1,443,468
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	17,826
Levi Strauss & Co.:
7.625% 5/15/20	5,774	5,817
8.875% 4/1/16	6,172	6,450
		30,093
TOTAL NONCONVERTIBLE BONDS		6,800,419
TOTAL CORPORATE BONDS (Cost $6,573,591)		6,897,841
Common Stocks - 19.0%
	Shares	Value (000s)
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	$ 26
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	72,976	757
United Continental Holdings, Inc. (a)	1,461,800	33,358
		34,115
Automotive - 4.5%
Autoliv, Inc.	434,199	34,792
BorgWarner, Inc. (a)	548,200	42,343
Cummins, Inc.	365,400	43,914
Dana Holding Corp. (a)	2,561,100	46,535
Delphi Corp. Class B (a)	2,600	55,705
Ford Motor Co. (a)	1,608,000	24,876
General Motors Co.	370,197	11,880
General Motors Co.:
warrants 7/10/16 (a)	336,544	7,798
warrants 7/10/19 (a)	336,544	5,990
Group 1 Automotive, Inc. (e)	683,022	29,397
Tenneco, Inc. (a)	1,937,700	89,541
TRW Automotive Holdings Corp. (a)	1,918,600	109,475
		502,246
Building Materials - 0.4%
Nortek, Inc. (a)(f)	936,497	40,279
Nortek, Inc. warrants 12/7/14 (a)(f)	27,280	218
		40,497
Capital Goods - 1.1%
General Cable Corp. (a)	824,668	39,996
Remy International, Inc. (a)	126,834	2,917
Remy International, Inc. (a)	253,668	5,834
Walter Energy, Inc.	551,800	76,270
		125,017
Chemicals - 3.2%
Celanese Corp. Class A	1,672,630	83,498
Chemtura Corp. (a)	305,292	5,856
Georgia Gulf Corp. (a)	1,049,179	41,317
LyondellBasell Industries NV Class A	2,455,423	109,266
Tronox, Inc. (a)	338,574	52,310
Tronox, Inc.	76,048	10,574
Westlake Chemical Corp.	804,000	52,783
		355,604
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.7%
Citigroup, Inc. (a)	7,528,300	$ 34,555
Morgan Stanley	1,315,600	34,403
New Penhall Holding Co.:
Class A (a)	26,163	2,943
Class B (a)	8,721	981
		72,882
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	45,700	2,023
Discovery Communications, Inc. Class C (a)	45,700	1,803
		3,826
Electric Utilities - 0.1%
AES Corp. (a)	1,162,505	15,392
Portland General Electric Co.	14,817	370
		15,762
Energy - 1.4%
Chesapeake Energy Corp.	1,681,100	56,603
Denbury Resources, Inc. (a)	1,461,800	32,993
Forest Oil Corp. (a)	453,193	16,274
Transocean Ltd. (a)	470,000	34,193
Valero Energy Corp.	383,700	10,859
		150,922
Metals/Mining - 1.2%
Aleris International, Inc. (j)	127,520	7,269
Alpha Natural Resources, Inc. (a)(e)	1,169,400	68,024
Haynes International, Inc.	107,729	5,822
Teck Resources Ltd. Class B (sub. vtg.)	986,700	53,637
		134,752
Paper - 0.0%
Smurfit-Stone Container Enterprises, Inc. (a)	52,479	2,019
Publishing/Printing - 0.5%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(j)	9,821,813	51,565
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	1,501
RDA Holding Co. warrants 2/19/14 (a)(j)	46,934	160
		53,620
Shipping - 0.3%
DeepOcean Group Holdings AS (g)	1,138,930	19,173
Navios Maritime Holdings, Inc.	2,094,250	11,079
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
US Shipping Partners Corp. (a)	51,736	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		30,252
Steel - 0.1%
Rathgibson Acquisition Co. LLC Class A (a)(j)	544,400	6,538
Technology - 4.1%
Apple, Inc. (a)	171,800	59,826
Avago Technologies Ltd.	2,631,200	88,040
Facebook, Inc. Class B (a)(j)	398,980	9,975
Flextronics International Ltd. (a)	4,400,000	30,668
Google, Inc. Class A (a)	73,100	39,774
GrafTech International Ltd. (a)	1,827,200	42,391
Juniper Networks, Inc. (a)	1,589,700	60,933
MagnaChip Semiconductor Corp. (a)(j)	219,804	2,760
NXP Semiconductors NV	1,717,800	57,375
ON Semiconductor Corp. (a)	1,137,430	11,954
Skyworks Solutions, Inc. (a)	985,100	30,991
Spansion, Inc. Class A (a)	720,013	14,184
		448,871
Telecommunications - 0.7%
American Tower Corp. Class A (a)	11,612	607
Millicom International Cellular SA	455,000	49,295
NII Holdings, Inc. (a)	804,000	33,430
		83,332
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(j)	659,302	5,565
Warnaco Group, Inc. (a)	548,200	35,282
		40,847
TOTAL COMMON STOCKS (Cost $1,636,124)		2,101,128
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.0%
Automotive - 0.3%
General Motors Co. 4.75%	758,800	37,796
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	31,445
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.4%
Health Care REIT, Inc. 6.50%	850,200	$ 45,911
TOTAL CONVERTIBLE PREFERRED STOCKS		115,152
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (g)	59,451	55,289
Diversified Financial Services - 0.4%
GMAC Capital Trust I 8.125%	1,647,478	42,769
TOTAL NONCONVERTIBLE PREFERRED STOCKS		98,058
TOTAL PREFERRED STOCKS (Cost $182,658)		213,210
Floating Rate Loans - 9.3%
	Principal Amount (000s)
Aerospace - 0.3%
Sequa Corp. term loan 3.5038% 12/3/14 (i)	$ 32,453	32,129
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (i)	4,625	4,654
		36,783
Air Transportation - 0.5%
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (i)	36,829	35,908
US Airways Group, Inc. term loan 2.7126% 3/23/14 (i)	26,839	24,793
		60,701
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.4614% 3/31/17 (i)	84,052	82,161
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (i)	9,880	9,954
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.22% 3/6/14 (i)	8,756	8,756
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.2%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (i)	$ 622	$ 629
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (i)	23,730	23,997
		24,626
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (i)	19,913	19,913
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (i)	6,465	6,489
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (i)	18,542	17,847
Electric Utilities - 1.6%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (i)	214,277	171,689
Food & Drug Retail - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (i)	5,961	6,043
Healthcare - 0.6%
DaVita, Inc. Tranche A, term loan 2.97% 10/20/15 (i)	6,166	6,181
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (i)	42,385	41,643
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/26/18 (i)	16,265	16,326
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (i)	5,335	5,308
		69,458
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (i)	1,711	1,642
Credit-Linked Deposit 4.4935% 10/10/16 (i)	1,751	1,646
term loan 4.5615% 10/10/16 (i)	18,674	17,553
Tranche B, term loan 3.3115% 10/10/13 (i)	14,439	13,862
Tranche DD, term loan 3.3115% 10/10/13 (i)	41,420	39,763
		74,466
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (i)	$ 31,465	$ 31,701
Walter Energy, Inc. Tranche B, term loan 4% 3/4/18 (i)	4,114	4,145
		35,846
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (i)	1,492	1,476
Tranche DD, term loan 6.7163% 9/30/11 (i)(k)	517	512
		1,988
Publishing/Printing - 0.4%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (i)	11,581	11,711
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (i)	34,728	33,425
		45,136
Services - 0.2%
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (i)	16,985	16,688
Tranche DD, term loan 2.72% 7/24/14 (i)	1,751	1,720
		18,408
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (i)	6,438	6,511
Trico Shipping AS term loan:
13.5% 9/21/11	523	523
13.5% 9/21/11	245	245
		7,279
Specialty Retailing - 0.5%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (i)	11,423	11,337
Tranche B2, term loan 4.8341% 7/31/16 (i)	49,218	49,525
		60,862
Super Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (i)	23,111	23,053
Technology - 1.3%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (i)	2,572	2,598
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (i)	93,179	93,179
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (i)	$ 24,543	$ 24,114
Tranche 2LN, term loan 6.057% 6/11/15 (i)	6,251	6,220
NXP BV term loan 4.5% 3/4/17 (i)	15,935	16,134
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (i)	6,277	6,355
		148,600
Telecommunications - 0.9%
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (i)	56,457	55,398
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (i)	42,964	43,394
		98,792
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.4614% 4/4/14 (i)	4,238	4,153
TOTAL FLOATING RATE LOANS (Cost $986,462)		1,033,003
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.13% (b)	652,930,802	652,931
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	53,129,374	53,129
TOTAL MONEY MARKET FUNDS (Cost $706,060)		706,060
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $5,949)	$ 5,949	$ 5,949
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $10,090,844)		10,957,191
NET OTHER ASSETS (LIABILITIES) - 1.0%		106,560
NET ASSETS - 100%		$ 11,063,751
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,044,334,000 or 27.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,832,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11	$ 9,975
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 118,393
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 3,159
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $273,000 and $270,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,949,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 2,985
Barclays Capital, Inc.	1,588
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,376
$ 5,949
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,291
Fidelity Securities Lending Cash Central Fund	106
Total	$ 1,397
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ 1,897	$ -	$ 20	$ -	$ -
Georgia Gulf Corp.	53,613	-	57,692	-	-
Nortek, Inc.	60,221	-	15,430	-	40,279
Nortek, Inc. warrants 12/7/14	148	-	75	-	218
Total	$ 115,879	$ -	$ 73,217	$ -	$ 40,497
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 634,617	$ 488,282	$ 138,715	$ 7,620
Energy	218,946	218,946	-	-
Financials	216,851	111,727	101,200	3,924
Industrials	231,191	211,774	-	19,417
Information Technology	406,480	393,745	2,760	9,975
Materials	507,159	482,778	17,843	6,538
Telecommunication Services	83,332	83,332	-	-
Utilities	15,762	15,762	-	-
Corporate Bonds	6,897,841	-	6,812,121	85,720
Floating Rate Loans	1,033,003	-	1,033,003	-
Other	-	-	-	-
Money Market Funds	706,060	706,060	-	-
Cash Equivalents	5,949	-	5,949	-
Total Investments in Securities:	$ 10,957,191	$ 2,712,406	$ 8,111,591	$ 133,194
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 10,051
Total Realized Gain (Loss)	(9,879)
Total Unrealized Gain (Loss)	8,911
Cost of Purchases	-
Proceeds of Sales	(1,463)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,620
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (969)
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,924
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,924
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Equities - Industrials
Beginning Balance	$ -
Total Realized Gain (Loss)	(52)
Total Unrealized Gain (Loss)	223
Cost of Purchases	19,173
Proceeds of Sales	(75)
Amortization/Accretion	-
Transfers in to Level 3	148
Transfers out of Level 3	-
Ending Balance	$ 19,417
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 223
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 246
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	9,975
Proceeds of Sales	(246)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Equities - Materials
Beginning Balance	$ 13
Total Realized Gain (Loss)	(330)
Total Unrealized Gain (Loss)	3,969
Cost of Purchases	2,889
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,538
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 3,649
Equities - Telecommunication Services
Beginning Balance	$ 5
Total Realized Gain (Loss)	6
Total Unrealized Gain (Loss)	(5)
Cost of Purchases	-
Proceeds of Sales	(6)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
(Amounts in thousands)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 4,082
Total Realized Gain (Loss)	(17,255)
Total Unrealized Gain (Loss)	(24,627)
Cost of Purchases	100,885
Proceeds of Sales	(96,507)
Amortization/Accretion	(592)
Transfers in to Level 3	119,734
Transfers out of Level 3	-
Ending Balance	$ 85,720
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (33,885)
Other
Beginning Balance	$ 835
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(869)
Amortization/Accretion	34
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
Bermuda	4.5%
Luxembourg	2.4%
Netherlands	1.9%
Canada	1.1%
Singapore	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011

Assets
Investment in securities, at value (including securities loaned of $53,195 and repurchase agreements of $5,949) - See accompanying schedule: Unaffiliated issuers (cost $9,352,558)	$ 10,210,634
Fidelity Central Funds (cost $706,060)	706,060
Other affiliated issuers (cost $32,226)	40,497
Total Investments (cost $10,090,844)		$ 10,957,191
Cash		19,444
Receivable for investments sold		75,868
Receivable for fund shares sold		68,874
Dividends receivable		2,876
Interest receivable		153,902
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		12
Other receivables		289
Total assets		11,278,541

Liabilities
Payable for investments purchased	$ 141,870
Payable for fund shares redeemed	8,081
Distributions payable	4,515
Accrued management fee	5,082
Other affiliated payables	1,690
Other payables and accrued expenses	423
Collateral on securities loaned, at value	53,129
Total liabilities		214,790

Net Assets		$ 11,063,751
Net Assets consist of:
Paid in capital		$ 10,056,301
Undistributed net investment income		103,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,740
Net unrealized appreciation (depreciation) on investments		866,255
Net Assets		$ 11,063,751
Net Asset Value, offering price and redemption price per share ($11,063,751 ÷ 1,112,404 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2011

Investment Income
Dividends		$ 12,686
Interest		879,580
Income from Fidelity Central Funds		1,397
Total income		893,663

Expenses
Management fee	$ 69,915
Transfer agent fees	20,265
Accounting and security lending fees	1,477
Custodian fees and expenses	152
Independent trustees' compensation	69
Registration fees	302
Audit	195
Legal	152
Miscellaneous	131
Total expenses before reductions	92,658
Expense reductions	(104)	92,554
Net investment income (loss)		801,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	581,217
Redemption in-kind with affiliated entities	581,781
Other affiliated issuers	27,601
Foreign currency transactions	(346)
Total net realized gain (loss)		1,190,253
Change in net unrealized appreciation (depreciation) on investment securities		(101,845)
Net gain (loss)		1,088,408
Net increase (decrease) in net assets resulting from operations		$ 1,889,517

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 801,109	$ 857,964
Net realized gain (loss)	1,190,253	354,861
Change in net unrealized appreciation (depreciation)	(101,845)	3,220,239
Net increase (decrease) in net assets resulting from operations	1,889,517	4,433,064
Distributions to shareholders from net investment income	(817,927)	(737,870)
Distributions to shareholders from net realized gain	-	(52,446)
Total distributions	(817,927)	(790,316)
Share transactions - net increase (decrease)	(2,534,148)	1,354,452
Redemption fees	2,766	1,566
Total increase (decrease) in net assets	(1,459,792)	4,998,766

Net Assets
Beginning of period	12,523,543	7,524,777
End of period (including undistributed net investment income of $103,455 and undistributed net investment income of $157,857, respectively)	$ 11,063,751	$ 12,523,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Income from Investment Operations
Net investment income (loss) B	.599	.666	.645	.557	.543
Net realized and unrealized gain (loss)	.826	2.845	(2.364)	(.668)	.609
Total from investment operations	1.425	3.511	(1.719)	(.111)	1.152
Distributions from net investment income	(.607)	(.572)	(.572)	(.551)	(.543)
Distributions from net realized gain	-	(.040)	-	-	-
Total distributions	(.607)	(.612)	(.572)	(.551)	(.543)
Redemption fees added to paid in capital	.002	.001	.001	.002	.001
Net asset value, end of period	$ 9.95	$ 9.13	$ 6.23	$ 8.52	$ 9.18
Total Return A	16.35%	58.03%	(20.07)%	(1.14)%	13.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.76%	.78%	.75%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.78%	.75%	.76%
Expenses net of all reductions	.76%	.76%	.78%	.74%	.75%
Net investment income (loss)	6.48%	8.30%	9.55%	6.39%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 11,064	$ 12,197	$ 7,525	$ 9,819	$ 8,985
Portfolio turnover rate D	65%	51%	48%	48%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011, and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, foreign currency transactions, market discount, redemptions in kind, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,352,762
Gross unrealized depreciation	(430,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 922,751

Tax Cost	$ 10,034,440

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 38,807
Undistributed long-term capital gain	$ 46,737
Net unrealized appreciation (depreciation)	$ 922,659

The tax character of distributions paid was as follows:

	April 30, 2011	April 30, 2010
Ordinary Income	$ 817,927	$ 790,316

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,553,284 and $10,240,429, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83 for the period.

Redemptions In-Kind. During the period, 396,866 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $3,869,447. The net realized gain of $581,781 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Shares Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $106. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,773. The weighted average interest rate was .71%. The interest expense amounted to four hundred and twenty nine dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $94 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2011 A	2010 B
From net investment income
Capital and Income	$ 780,371	$ 731,334
Class F	37,556	6,536
Total	$ 817,927	$ 737,870
From net realized gain
Capital and Income	$ -	$ 52,145
Class F	-	301
Total	$ -	$ 52,446

A All Class F shares were redeemed on March 11, 2011.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) through April 30, 2010.

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2011 A	2010 B	2011 A	2010 B
Capital and Income
Shares sold	460,465	407,628	$ 4,299,473	$ 3,272,281
Reinvestment of distributions	77,117	89,797	712,400	727,613
Shares redeemed	(761,713)C	(368,943)	(7,161,860)C	(2,953,224)
Net increase (decrease)	(224,131)	128,482	$ (2,149,987)	$ 1,046,670
Class F
Shares sold	66,122	37,442	$ 606,858	$ 321,841
Reinvestment of distributions	3,869	783	35,842	6,837
Shares redeemed	(105,772)C	(2,444)	(1,026,861)C	(20,896)
Net increase (decrease)	(35,781)	35,781	$ (384,161)	$ 307,782

A All Class F shares were redeemed on March 11, 2011.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

C Amount includes In-Kind redemptions (see Note 6: Redemptions In-Kind)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Commitments.

The Fund has entered into a subscription agreement representing a commitment to purchase up to $17,761 of zero coupon convertible promissory notes (the "Notes"). The purchase commitment is expected to be funded in June 2011, and on or about the closing date, the Notes will be converted into an equity investment.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, Peter S. Lynch and Robert W. Selander may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital & Income Fund voted to pay on June 13, 2011, to shareholders of record at the opening of business on June 10, 2011, a distribution of $0.043 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2011, $195,952,340, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $204,696,934 of distributions paid during the period January 1, 2011 to April 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CAI-UANN-0611
1.784716.108

Fidelity®
Focused High Income
Fund

Annual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2011	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Focused High Income Fund	11.06%	6.65%	6.27%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A supportive investment backdrop helped high-yield bonds post solid gains for the 12 months ending April 30, 2011, with The BofA Merrill LynchSM US High Yield Constrained Index returning 13.30%. More specifically, the high-yield market was buoyed by strong corporate earnings, low default rates, positive business fundamentals, a number of credit-rating upgrades and a rising equity market. Market technicals - meaning elements of supply and demand - also bolstered high yield. On the demand side, asset flows into the market were strong, as yield-hungry investors were willing to pay prices above par - or face value - for high-income securities because of the low yields on investment-grade bonds. In terms of supply, many high-yield companies came to market with new issuance, looking to refinance their existing debt at lower prevailing rates. The secondary market also was strong. While high yield enjoyed a strong year, its trajectory wasn't consistently upward. In May 2010, the market suffered its first negative return since February 2009, and it also experienced moderate volatility in March 2011, due to heightened unrest in the Middle East and North Africa and the earthquake/tsunami disaster in Japan. During the period, lower-rated high-yield bonds performed better than their higher-quality counterparts.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund: For the year ending April 30, 2011, the fund returned 11.06%, lagging the 12.42% gain of The BofA Merrill LynchSM BB US High Yield Constrained Index. The fund's out-of-index stake in floating-rate bank loans detracted, as did its cash position in a solid market. At the industry level, the fund lost ground due to an underweighting in insurance, particularly American International Group (AIG). Owning more-defensive holdings in health care also hurt, because more-speculative securities in this sector outperformed. Further, the fund suffered by maintaining a slightly shorter average duration - a measure of interest-rate sensitivity - and maturity profile than its benchmark as rates moved lower. Other positions that detracted included wireless telecommunications provider Sprint Nextel, hospital operator HCA, not owning insurance company and index component Liberty Mutual Group and untimely ownership of independent oil and gas company Chesapeake Energy. On the plus side, favorable positioning in diversified financial services helped, as did strong security selection in energy. Individual contributors included aircraft-leasing company International Lease Finance, Ford Motor Credit, not owning retailer and index component JCPenney, and an investment in Bank of America. Some securities mentioned here were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Actual	.83%	$ 1,000.00	$ 1,035.40	$ 4.19
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.6	4.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.3	3.1
Ford Motor Credit Co. LLC	3.0	2.9
Royal Caribbean Cruises Ltd.	2.9	3.5
Nextel Communications, Inc.	2.8	3.1
	15.6
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.6	13.2
Energy	8.9	7.2
Diversified Financial Services	8.8	8.4
Technology	8.2	6.4
Healthcare	7.4	6.1
Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
BBB 5.4%	BBB 5.9%
BB 68.1%	BB 65.9%
B 16.8%	B 20.1%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 8.9%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Nonconvertible Bonds 87.1%		Nonconvertible Bonds 88.1%
	Floating Rate Loans 4.0%		Floating Rate Loans 4.2%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	11.1%	** Foreign investments	9.4%

Annual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.1%
	Principal Amount	Value
Aerospace - 1.9%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 690,000	$ 720,222
8.5% 7/1/18	4,680,000	5,218,200
Esterline Technologies Corp. 7% 8/1/20	1,925,000	2,059,750
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (b)	2,680,000	2,820,700
7.125% 3/15/21 (b)	3,315,000	3,489,038
		14,307,910
Air Transportation - 1.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	151,386	159,712
6.75% 9/15/15 (b)	2,765,000	2,771,913
Continental Airlines, Inc. 9.25% 5/10/17	1,101,839	1,145,912
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,075,975
6.75% 11/23/15	1,115,000	1,075,975
8.021% 8/10/22	1,596,338	1,628,265
8.954% 8/10/14	2,528,563	2,604,420
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,078,789	1,084,183
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	131,390	123,507
9.75% 1/15/17	1,781,104	2,021,553
12% 1/15/16 (b)	297,637	333,710
		14,025,125
Automotive - 3.6%
Dana Holding Corp.:
6.5% 2/15/19	2,275,000	2,280,688
6.75% 2/15/21	265,000	266,656
Ford Motor Credit Co. LLC:
5% 5/15/18	1,865,000	1,865,000
5.625% 9/15/15	2,755,000	2,913,413
6.625% 8/15/17	8,570,000	9,394,863
7% 4/15/15	2,505,000	2,755,500
8% 12/15/16	4,675,000	5,436,712
Navistar International Corp. 8.25% 11/1/21	1,550,000	1,720,500
Tenneco, Inc. 6.875% 12/15/20	1,060,000	1,089,150
		27,722,482
Banks & Thrifts - 1.9%
Bank of America Corp.:
8% (c)(d)	3,410,000	3,665,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Bank of America Corp.: - continued
8.125% (c)(d)	$ 4,060,000	$ 4,374,650
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	990,000	970,200
Regions Bank 7.5% 5/15/18	1,545,000	1,668,226
Zions Bancorp. 7.75% 9/23/14	3,480,000	3,863,263
		14,542,089
Broadcasting - 0.9%
Belo Corp. 8% 11/15/16	4,685,000	5,176,925
Citadel Broadcasting Corp. 7.75% 12/15/18 (b)	1,585,000	1,715,763
		6,892,688
Building Materials - 1.0%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	1,500,000	1,526,250
6.875% 8/15/18 (b)	6,040,000	6,221,200
		7,747,450
Cable TV - 2.6%
CSC Holdings LLC:
8.5% 6/15/15	4,895,000	5,341,669
8.625% 2/15/19	3,550,000	4,073,625
UPC Germany GmbH 8.125% 12/1/17 (b)	4,110,000	4,346,325
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	6,655,000	6,555,175
		20,316,794
Capital Goods - 1.4%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,763,000
Griffon Corp. 7.125% 4/1/18 (b)	5,095,000	5,273,325
SPX Corp. 6.875% 9/1/17 (b)	3,645,000	3,900,150
		10,936,475
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18	3,155,000	3,312,750
LBI Escrow Corp. 8% 11/1/17 (b)	3,195,000	3,566,579
		6,879,329
Containers - 0.5%
Greif, Inc. 6.75% 2/1/17	3,805,000	4,033,300
Diversified Financial Services - 8.5%
Aircastle Ltd. 9.75% 8/1/18	2,960,000	3,337,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	13,675,000	14,085,250
8% 1/15/18	10,795,000	11,145,838
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	470,000	399,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.65% 6/1/14	$ 4,090,000	$ 4,166,688
6.5% 9/1/14 (b)	935,000	995,775
6.75% 9/1/16 (b)	2,935,000	3,140,450
7.125% 9/1/18 (b)	4,760,000	5,152,700
8.625% 9/15/15 (b)	6,505,000	7,236,813
8.875% 9/1/17	3,000,000	3,427,500
9% 3/15/17 (b)	3,850,000	4,360,125
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	3,250,000	3,591,250
SLM Corp. 8% 3/25/20	3,935,000	4,338,338
		65,377,627
Electric Utilities - 6.6%
AES Corp.:
7.75% 10/15/15	5,515,000	5,997,563
8% 10/15/17	4,550,000	4,936,750
9.75% 4/15/16	505,000	584,538
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,994,913
Intergen NV 9% 6/30/17 (b)	5,569,000	6,042,365
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	805,000	877,450
Mirant Americas Generation LLC:
8.5% 10/1/21	3,390,000	3,567,975
9.125% 5/1/31	1,050,000	1,081,500
NRG Energy, Inc. 7.375% 2/1/16	2,645,000	2,744,188
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,805,000	9,559,875
NV Energy, Inc. 6.25% 11/15/20	3,545,000	3,633,625
Otter Tail Corp. 9% 12/15/16	1,343,000	1,463,870
Puget Energy, Inc. 6.5% 12/15/20 (b)	3,170,000	3,241,325
		50,725,937
Energy - 8.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	3,000,000	3,112,500
Covanta Holding Corp. 7.25% 12/1/20	4,845,000	5,182,290
Denbury Resources, Inc. 6.375% 8/15/21	1,255,000	1,292,650
Drummond Co., Inc. 7.375% 2/15/16	4,460,000	4,593,800
Energy Transfer Equity LP 7.5% 10/15/20	3,770,000	4,128,150
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	7,120,000	7,404,800
Frontier Oil Corp.:
6.875% 11/15/18	5,490,000	5,737,050
8.5% 9/15/16	6,270,000	6,802,950
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (b)	1,025,000	1,078,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Inergy LP/Inergy Finance Corp.: - continued
7% 10/1/18 (b)	$ 1,145,000	$ 1,199,388
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	3,370,000	3,487,950
Pan American Energy LLC 7.875% 5/7/21 (b)	1,600,000	1,720,000
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,496,250
7.5% 1/15/20	2,265,000	2,559,450
Plains Exploration & Production Co.:
7% 3/15/17	2,315,000	2,396,025
7.625% 6/1/18	5,355,000	5,729,850
10% 3/1/16	785,000	885,088
Precision Drilling Corp. 6.625% 11/15/20 (b)	6,630,000	6,895,200
		68,702,204
Food & Drug Retail - 0.7%
Albertsons, Inc.:
7.45% 8/1/29	3,915,000	3,278,813
8% 5/1/31	1,210,000	1,040,600
SUPERVALU, Inc. 8% 5/1/16	1,120,000	1,162,000
		5,481,413
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	1,460,000	1,533,000
Pernod-Ricard SA 5.75% 4/7/21 (b)	1,935,000	1,985,219
		3,518,219
Gaming - 2.1%
Scientific Games Corp. 7.875% 6/15/16 (b)	4,051,000	4,263,678
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	11,025,000	12,044,813
		16,308,491
Healthcare - 7.4%
HCA, Inc.:
8.5% 4/15/19	7,790,000	8,627,425
9.125% 11/15/14	4,525,000	4,745,594
9.25% 11/15/16	1,935,000	2,070,450
9.625% 11/15/16 pay-in-kind (d)	3,276,591	3,522,335
9.875% 2/15/17	620,000	694,400
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,790,100
7.625% 7/15/17 (b)	1,705,000	1,858,450
7.875% 7/15/20 (b)	355,000	390,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (b)	$ 820,000	$ 830,250
7% 1/15/16	7,950,000	8,188,500
7.5% 2/15/20	655,000	700,850
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,411,721
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	5,280,000	5,280,000
6.75% 8/15/21 (b)	740,000	719,650
6.875% 12/1/18 (b)	4,985,000	4,960,075
7% 10/1/20 (b)	225,000	221,063
7.25% 7/15/22 (b)	3,515,000	3,453,488
Ventas Realty LP:
Series 1, 6.5% 6/1/16	2,620,000	2,711,700
6.5% 6/1/16	710,000	734,850
		56,911,401
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	8,765,000	9,159,425
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (b)	1,540,000	1,561,098
		10,720,523
Hotels - 1.9%
Host Hotels & Resorts LP:
6% 11/1/20	7,835,000	7,756,650
9% 5/15/17	4,845,000	5,426,400
Host Marriott LP 7.125% 11/1/13	1,643,000	1,667,645
		14,850,695
Leisure - 3.3%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,175,000	3,413,125
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,635,000	1,749,450
7.25% 3/15/18	1,130,000	1,197,800
11.875% 7/15/15	1,555,000	1,908,763
yankee:
7% 6/15/13	3,495,000	3,761,494
7.25% 6/15/16	9,215,000	9,860,050
7.5% 10/15/27	3,130,000	3,122,175
		25,012,857
Metals/Mining - 1.7%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	1,415,000	1,464,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17	$ 5,830,000	$ 6,413,000
8.25% 4/1/20	1,335,000	1,481,850
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	339,200
Massey Energy Co. 6.875% 12/15/13	3,010,000	3,066,438
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	585,000	617,175
		13,382,188
Paper - 0.5%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	3,300,000	3,572,250
Services - 1.3%
FTI Consulting, Inc.:
6.75% 10/1/20 (b)	7,775,000	7,930,500
7.75% 10/1/16	1,100,000	1,155,000
PHH Corp. 9.25% 3/1/16	925,000	1,017,500
		10,103,000
Shipping - 1.9%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	10,940,000	11,829,422
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	308,425
8.125% 3/30/18	2,820,000	2,763,600
		14,901,447
Specialty Retailing - 1.4%
Sears Holdings Corp. 6.625% 10/15/18 (b)	10,735,000	10,507,418
Steel - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,576,948
7.625% 3/15/20	4,190,000	4,556,625
		8,133,573
Super Retail - 2.4%
AutoNation, Inc. 6.75% 4/15/18	2,840,000	2,982,000
QVC, Inc. 7.125% 4/15/17 (b)	1,655,000	1,750,163
RadioShack Corp. 6.75% 5/15/19 (b)	1,910,000	1,919,550
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	9,485,000	10,208,706
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	1,790,000	1,870,550
		18,730,969
Technology - 8.2%
Advanced Micro Devices, Inc. 7.75% 8/1/20	18,025,000	18,836,108
Amkor Technology, Inc. 7.375% 5/1/18	13,395,000	14,064,750
Fidelity National Information Services, Inc.:
7.625% 7/15/17	5,575,000	6,104,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Fidelity National Information Services, Inc.: - continued
7.875% 7/15/20	$ 585,000	$ 646,425
Jabil Circuit, Inc.:
5.625% 12/15/20	3,255,000	3,238,725
7.75% 7/15/16	1,180,000	1,339,300
8.25% 3/15/18	1,335,000	1,531,913
Seagate HDD Cayman:
6.875% 5/1/20 (b)	580,000	588,700
7.75% 12/15/18 (b)	5,505,000	5,794,013
Seagate Technology HDD Holdings 6.8% 10/1/16	2,780,000	2,960,700
Xerox Capital Trust I 8% 2/1/27	8,029,000	8,147,026
		63,252,285
Telecommunications - 10.8%
Citizens Communications Co. 9% 8/15/31	2,800,000	2,884,000
Equinix, Inc. 8.125% 3/1/18	9,220,000	9,957,600
Frontier Communications Corp.:
7.875% 4/15/15	1,405,000	1,517,400
8.125% 10/1/18	4,740,000	5,131,050
8.25% 4/15/17	3,000,000	3,258,600
8.5% 4/15/20	1,335,000	1,445,138
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,997,200
6.875% 10/31/13	6,865,000	6,933,650
7.375% 8/1/15	9,820,000	9,893,650
NII Capital Corp.:
8.875% 12/15/19	4,780,000	5,305,800
10% 8/15/16	4,465,000	5,123,588
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	285,000	290,700
7.125% 4/1/18	1,940,000	2,104,900
8% 10/1/15	3,750,000	4,115,625
Sprint Capital Corp. 6.875% 11/15/28	600,000	575,250
Sprint Nextel Corp. 6% 12/1/16	7,815,000	7,922,456
U.S. West Communications 7.5% 6/15/23	5,238,000	5,277,285
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	5,950,000	6,292,125
		83,026,017
TOTAL NONCONVERTIBLE BONDS (Cost $627,407,318)		670,622,156
Floating Rate Loans (e) - 4.0%
	Principal Amount	Value
Automotive - 1.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (d)	$ 6,087,985	$ 5,935,785
Tranche C, term loan 2.1509% 12/27/15 (d)	3,139,308	3,045,129
Ford Motor Co. term loan 2.97% 12/15/13 (d)	5,261,744	5,261,744
		14,242,658
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	1,715,700	1,713,555
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	1,905,600	1,960,386
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/5/18 (d)	1,865,000	1,865,000
Gaming - 0.3%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (d)	800,000	807,000
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (d)	1,378,035	1,355,642
Tranche I, term loan 3% 11/23/16 (d)	276,965	271,080
		2,433,722
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,792,503
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (d)	443,376	448,387
Technology - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (d)	170,000	171,700
Telecommunications - 0.8%
Asurion Corp. Tranche B 2LN, term loan 6.75% 3/31/15 (d)	2,408,583	2,450,733
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (d)	2,354,100	2,348,215
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (d)	1,585,000	1,594,906
		6,393,854
TOTAL FLOATING RATE LOANS (Cost $28,696,803)		31,021,765
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $48,820,245)	48,820,245	$ 48,820,245
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $704,924,366)		750,464,166
NET OTHER ASSETS (LIABILITIES) - 2.6%		19,995,314
NET ASSETS - 100%		$ 770,459,480
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $185,582,310 or 24.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,936
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 670,622,156	$ -	$ 670,622,156	$ -
Floating Rate Loans	31,021,765	-	31,021,765	-
Money Market Funds	48,820,245	48,820,245	-	-
Total Investments in Securities:	$ 750,464,166	$ 48,820,245	$ 701,643,921	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Liberia	2.9%
Cayman Islands	2.0%
Marshall Islands	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $656,104,121)	$ 701,643,921
Fidelity Central Funds (cost $48,820,245)	48,820,245
Total Investments (cost $704,924,366)		$ 750,464,166
Cash		798,000
Receivable for investments sold		15,749,365
Receivable for fund shares sold		1,125,150
Interest receivable		12,632,341
Distributions receivable from Fidelity Central Funds		5,032
Prepaid expenses		568
Other receivables		355
Total assets		780,774,977

Liabilities
Payable for investments purchased	$ 8,117,186
Payable for fund shares redeemed	734,345
Distributions payable	886,203
Accrued management fee	356,608
Other affiliated payables	148,651
Other payables and accrued expenses	72,504
Total liabilities		10,315,497

Net Assets		$ 770,459,480
Net Assets consist of:
Paid in capital		$ 708,418,331
Undistributed net investment income		6,268,211
Accumulated undistributed net realized gain (loss) on investments		10,233,138
Net unrealized appreciation (depreciation) on investments		45,539,800
Net Assets, for 81,757,361 shares outstanding		$ 770,459,480
Net Asset Value, offering price and redemption price per share ($770,459,480 ÷ 81,757,361 shares)		$ 9.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2011

Investment Income
Interest		$ 45,600,552
Income from Fidelity Central Funds		85,936
Total income		45,686,488

Expenses
Management fee	$ 3,509,540
Transfer agent fees	1,090,484
Accounting fees and expenses	243,292
Custodian fees and expenses	12,484
Independent trustees' compensation	3,180
Registration fees	66,168
Audit	69,414
Legal	10,920
Miscellaneous	5,858
Total expenses before reductions	5,011,340
Expense reductions	(937)	5,010,403
Net investment income (loss)		40,676,085
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,079,412
Change in net unrealized appreciation (depreciation) on investment securities		6,129,143
Net gain (loss)		26,208,555
Net increase (decrease) in net assets resulting from operations		$ 66,884,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,676,085	$ 33,031,976
Net realized gain (loss)	20,079,412	30,045,324
Change in net unrealized appreciation (depreciation)	6,129,143	27,788,873
Net increase (decrease) in net assets resulting from operations	66,884,640	90,866,173
Distributions to shareholders from net investment income	(39,506,610)	(29,463,883)
Distributions to shareholders from net realized gain	(22,693,634)	(2,797,459)
Total distributions	(62,200,244)	(32,261,342)
Share transactions Proceeds from sales of shares	511,746,783	344,993,189
Reinvestment of distributions	44,451,661	26,215,645
Cost of shares redeemed	(258,248,295)	(307,827,210)
Net increase (decrease) in net assets resulting from share transactions	297,950,149	63,381,624
Redemption fees	199,429	147,584
Total increase (decrease) in net assets	302,833,974	122,134,039

Net Assets
Beginning of period	467,625,506	345,491,467
End of period (including undistributed net investment income of $6,268,211 and undistributed net investment income of $5,069,919, respectively)	$ 770,459,480	$ 467,625,506
Other Information Shares
Sold	55,212,398	39,159,513
Issued in reinvestment of distributions	4,857,957	2,922,780
Redeemed	(27,859,132)	(34,731,339)
Net increase (decrease)	32,211,223	7,350,954

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.19	$ 9.77	$ 10.32	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.609	.700	.663	.637	.624
Net realized and unrealized gain (loss)	.351	1.232	(1.683)	(.560)	.350
Total from investment operations	.960	1.932	(1.020)	.077	.974
Distributions from net investment income	(.593)	(.625)	(.577)	(.632)	(.616)
Distributions from net realized gain	(.390)	(.060)	-	-	-
Total distributions	(.983)	(.685)	(.577)	(.632)	(.616)
Redemption fees added to paid in capital B	.003	.003	.017	.005	.002
Net asset value, end of period	$ 9.42	$ 9.44	$ 8.19	$ 9.77	$ 10.32
Total Return A	11.06%	24.37%	(10.10)%	.92%	10.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.79%	.91%	.97%	1.00%
Expenses net of fee waivers, if any	.81%	.79%	.85%	.85%	.85%
Expenses net of all reductions	.81%	.79%	.85%	.85%	.85%
Net investment income (loss)	6.57%	7.85%	8.36%	6.45%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 770,459	$ 467,626	$ 345,491	$ 64,211	$ 56,475
Portfolio turnover rate D	48%	93%	44%	69%	71%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 51,271,917
Gross unrealized depreciation	(881,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ 50,390,576

Tax Cost	$ 700,073,590

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,943,482
Undistributed long-term capital gain	$ 7,707,091
Net unrealized appreciation (depreciation)	$ 50,390,576

The tax character of distributions paid was as follows:

	April 30, 2011	April 30, 2010
Ordinary Income	$ 55,922,147	$ 32,261,342
Long-term Capital Gains	6,278,097	-
Total	$ 62,200,244	$ 32,261,342

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $516,937,659 and $275,724,468, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,175 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $937.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian, agent bank, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Robert W. Selander may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused High Income Fund voted to pay on June 13, 2011, to shareholders of record at the opening of business on June 10, 2011, a distribution of $0.124 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2011, $13,985,188, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,008,560 of distributions paid during the period January 1, 2011 to April 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

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Wisconsin

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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(U.K.) Inc.

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Automated line for quickest service

FFH-UANN-0611
1.801605.106

Fidelity®
High Income
Fund

Annual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	12.36%	8.73%	8.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 2001. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A supportive investment backdrop helped high-yield bonds post solid gains for the 12 months ending April 30, 2011, with The BofA Merrill LynchSM US High Yield Constrained Index returning 13.30%. More specifically, the high-yield market was buoyed by strong corporate earnings, low default rates, positive business fundamentals, a number of credit-rating upgrades and a rising equity market. Market technicals - meaning elements of supply and demand - also bolstered high yield. On the demand side, asset flows into the market were strong, as yield-hungry investors were willing to pay prices above par - or face value - for high-income securities because of the low yields on investment-grade bonds. In terms of supply, many high-yield companies came to market with new issuance, looking to refinance their existing debt at lower prevailing rates. The secondary market also was strong. While high yield enjoyed a strong year, its trajectory wasn't consistently upward. In May 2010, the market suffered its first negative return since February 2009, and it also experienced moderate volatility in March 2011, due to heightened unrest in the Middle East and North Africa and the earthquake/tsunami disaster in Japan. During the period, lower-rated high-yield bonds performed better than their higher-quality counterparts.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund: The fund returned 12.36% during the past year, trailing the BofA Merrill LynchSM index. Despite favorable security selection, the fund underperformed largely because of a moderately sized cash position, which detracted in a strong market. An out-of-benchmark stake in floating-rate bank debt also hampered performance, while in industry terms, energy, broadcasting and health care bonds hurt, as did relative lack of exposure to insurance issues. However, picks in the chemicals, utilities, diversified financial services and metals/mining industries were quite positive. In terms of credit quality, security selection was favorable across multiple quality tiers, though modestly underweighting CCC- and lower-rated bonds did not work well. The biggest detractor on an individual basis was OPTI Canada, a Calgary-based energy company. Building products firm Nortek and telephone/broadband service provider FairPoint Communications also hurt performance. In contrast, the fund's top contributor was International Lease Finance, an aircraft leasing company that benefited from improved demand and better access to capital. Netherlands-based chemical company LyondellBasell Industries and Australian iron ore producer FMG Resources also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
.75%
Actual		$ 1,000.00	$ 1,061.20	$ 3.83
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.2	3.7
Avaya, Inc.	2.8	2.4
CIT Group, Inc.	2.5	2.1
HCA, Inc.	1.9	2.4
Calpine Corp.	1.8	1.9
	12.2
Top Five Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.7	9.0
Energy	8.9	7.8
Diversified Financial Services	8.5	6.8
Technology	7.9	6.4
Healthcare	7.8	6.7
Quality Diversification (% of fund's net assets) as of April 30, 2011
As of April 30, 2011 *	As of October 31, 2010 **
AAA,AA,A 0.0%†	AAA,AA,A 0.0%†
BBB 1.4%	BBB 1.9%
BB 22.0%	BB 20.4%
B 52.0%	B 50.3%
CCC,CC,C 12.5%	CCC,CC,C 15.2%
Not Rated 2.7%	Not Rated 2.3%
Equities 3.6%	Equities 3.3%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011 *		As of October 31, 2010 **
	Nonconvertible Bonds 77.6%		Nonconvertible Bonds 78.0%
	Convertible Bonds, Preferred Stocks 3.0%		Convertible Bonds, Preferred Stocks 3.2%
	Common Stocks 0.9%		Common Stocks 0.9%
	Floating Rate Loans 12.7%		Floating Rate Loans 11.3%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets 5.8%		Short-Term Investments and Net Other Assets 6.6%
* Foreign investments	9.1%	**Foreign investments	11.1%

† Amount represents less than 0.1%

Annual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 77.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 2,179
4.5% 11/15/29 (c)	2,126	3,260
		5,439
Energy - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	5,274	6,241
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	1,942	2,491
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (d)	1,349	1,422
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	987	1,284
TOTAL CONVERTIBLE BONDS		16,877
Nonconvertible Bonds - 77.6%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,476
BE Aerospace, Inc. 6.875% 10/1/20	4,699	4,905
Esterline Technologies Corp. 7% 8/1/20	4,518	4,834
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (d)	2,050	2,158
7.125% 3/15/21 (d)	3,710	3,905
Sequa Corp.:
11.75% 12/1/15 (d)	16,528	17,850
13.5% 12/1/15 pay-in-kind (d)	1,725	1,897
		43,025
Air Transportation - 0.4%
Air Canada 9.25% 8/1/15 (d)	12,341	12,711
Continental Airlines, Inc. 9.25% 5/10/17	3,249	3,378
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,833	1,964
United Air Lines, Inc. 9.875% 8/1/13 (d)	2,354	2,492
		20,545
Automotive - 2.2%
ArvinMeritor, Inc. 10.625% 3/15/18	2,506	2,844
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,756
6.75% 2/15/21	1,832	1,843
Exide Technologies 8.625% 2/1/18 (d)	2,476	2,652
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
5.75% 2/1/21	$ 8,012	$ 8,192
7.5% 8/1/12	7,146	7,566
8% 12/15/16	2,136	2,484
8.125% 1/15/20	12,452	14,800
Lear Corp.:
7.875% 3/15/18	1,640	1,788
8.125% 3/15/20	1,821	2,008
Navistar International Corp. 8.25% 11/1/21	9,061	10,058
Stoneridge, Inc. 9.5% 10/15/17 (d)	2,619	2,887
Tenneco, Inc.:
7.75% 8/15/18	1,716	1,840
8.125% 11/15/15	19,738	20,972
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	11,390	12,643
TRW Automotive, Inc.:
7% 3/15/14 (d)	7,504	8,217
8.875% 12/1/17 (d)	1,988	2,241
		105,791
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
3.512% 2/11/14 (f)	4,945	4,957
4.5% 2/11/14	4,945	4,976
Bank of America Corp. 8.125% (e)(f)	9,733	10,487
Citigroup Capital XXI 8.3% 12/21/77 (f)	4,791	4,977
GMAC LLC:
6.625% 5/15/12	16,107	16,711
6.625% 5/15/12	4,338	4,501
6.75% 12/1/14	10,609	11,299
6.875% 9/15/11	4,028	4,094
6.875% 8/28/12	4,465	4,688
7.5% 12/31/13	5,524	5,994
Wells Fargo & Co. 7.98% (e)(f)	7,181	7,890
Wells Fargo Capital XIII 7.7% (e)(f)	3,871	4,006
Zions Bancorp. 7.75% 9/23/14	9,864	10,950
		95,530
Broadcasting - 1.1%
Clear Channel Communications, Inc. 10.75% 8/1/16	4,688	4,524
Cumulus Media, Inc. 7.75% 5/1/19 (d)	2,905	2,905
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
LIN Television Corp. 6.5% 5/15/13	$ 3,019	$ 3,023
Nexstar Broadcasting, Inc.:
7% 1/15/14	3,183	3,179
7% 1/15/14 pay-in-kind	9,695	9,683
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	6,080	6,642
Univision Communications, Inc.:
6.875% 5/15/19 (d)	7,085	7,103
7.875% 11/1/20 (d)	4,044	4,297
8.5% 5/15/21 (d)	9,743	10,060
		51,416
Building Materials - 1.7%
Associated Materials LLC 9.125% 11/1/17 (d)	2,169	2,337
Building Materials Corp. of America 6.75% 5/1/21 (d)	9,335	9,498
Calcipar SA 6.875% 5/1/18 (d)	2,290	2,353
Cemex SA de CV:
5.301% 9/30/15 (d)(f)	8,340	8,294
9% 1/11/18 (d)	4,915	5,075
General Cable Corp.:
2.6795% 4/1/15 (f)	8,861	8,728
7.125% 4/1/17	10,679	10,973
Headwaters, Inc. 7.625% 4/1/19 (d)	6,984	7,106
Interline Brands, Inc. 7% 11/15/18	2,789	2,845
Masco Corp. 7.125% 3/15/20	6,544	6,749
Masonite International Corp. 8.25% 4/15/21 (d)	1,865	1,907
Ply Gem Industries, Inc. 8.25% 2/15/18 (d)	12,573	12,950
Texas Industries, Inc. 9.25% 8/15/20	4,243	4,582
		83,397
Cable TV - 2.9%
Cablevision Systems Corp. 8.625% 9/15/17	12,789	14,324
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	14,785	15,450
7% 1/15/19 (d)	3,458	3,605
7.875% 4/30/18	3,420	3,736
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	14,530	15,365
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,801	15,442
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)(f)	$ 14,499	$ 15,224
10.875% 9/15/14 (c)(d)	8,311	9,308
CSC Holdings LLC:
8.5% 4/15/14	4,379	4,904
8.625% 2/15/19	5,047	5,791
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,211
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (d)	1,515	1,560
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	28,777	28,345
		138,265
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	8,610	9,256
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,772
Chart Industries, Inc. 9.125% 10/15/15	5,468	5,673
Coleman Cable, Inc. 9% 2/15/18	13,327	14,060
SPX Corp. 7.625% 12/15/14	7,774	8,551
Terex Corp. 10.875% 6/1/16	4,729	5,509
		45,821
Chemicals - 1.6%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (d)	1,625	1,649
Celanese US Holdings LLC 6.625% 10/15/18	4,985	5,234
CF Industries Holdings, Inc. 6.875% 5/1/18	7,588	8,555
Chemtura Corp. 7.875% 9/1/18 (d)	9,778	10,511
Georgia Gulf Corp. 9% 1/15/17 (d)	7,186	7,931
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19 (d)	3,439	3,499
LBI Escrow Corp. 8% 11/1/17 (d)	8,797	9,820
Nalco Co. 6.625% 1/15/19 (d)	7,092	7,305
NOVA Chemicals Corp.:
6.5% 1/15/12	3,447	3,550
8.375% 11/1/16	7,815	8,831
8.625% 11/1/19	7,243	8,311
PolyOne Corp. 7.375% 9/15/20	2,082	2,223
		77,419
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (d)	$ 4,429	$ 4,562
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,909
		6,471
Containers - 1.6%
Berry Plastics Corp. 5.028% 2/15/15 (f)	31,768	31,530
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (d)	5,357	5,504
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,893	5,333
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,458
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (d)	3,175	3,302
9% 4/15/19 (d)	3,634	3,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (d)	6,050	6,247
8.25% 2/15/21 (d)	13,471	13,673
Solo Cup Co. 8.5% 2/15/14	3,019	2,649
		75,521
Diversified Financial Services - 7.5%
Aircastle Ltd. 9.75% 8/1/18	2,023	2,281
Capital One Capital V 10.25% 8/15/39	9,549	10,313
CIT Group, Inc.:
7% 5/1/13	1,681	1,715
7% 5/1/14	4,064	4,140
7% 5/1/15	20,862	21,175
7% 5/1/16	56,707	57,203
7% 5/1/17	26,585	26,784
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	33,320	34,403
Ineos Finance PLC 9% 5/15/15 (d)	3,132	3,418
International Lease Finance Corp.:
5.3% 5/1/12	2,668	2,725
5.625% 9/20/13	6,002	6,152
5.65% 6/1/14	4,281	4,361
5.875% 5/1/13	4,440	4,562
6.625% 11/15/13	8,039	8,381
7.125% 9/1/18 (d)	19,940	21,585
8.625% 9/15/15 (d)	45,499	50,618
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.875% 9/1/17	$ 12,220	$ 13,961
9% 3/15/17 (d)	30,306	34,322
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	16,560	17,366
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (d)	3,089	3,359
SLM Corp.:
6.25% 1/25/16	6,040	6,357
8% 3/25/20	15,702	17,311
8.45% 6/15/18	7,345	8,337
		360,829
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	4,168	4,439
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (d)	8,950	9,644
11.5% 5/1/16	4,778	5,656
		19,739
Electric Utilities - 4.6%
AES Corp.:
8% 10/15/17	14,174	15,379
9.75% 4/15/16	4,459	5,161
Calpine Corp.:
7.5% 2/15/21 (d)	55,382	58,428
7.875% 7/31/20 (d)	28,302	30,425
CMS Energy Corp. 8.75% 6/15/19	2,369	2,894
Edison Mission Energy 7.2% 5/15/19	2,047	1,597
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,465
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	4,738	5,093
11% 10/1/21 (d)	1,288	1,257
GenOn Escrow Corp.:
9.5% 10/15/18 (d)	16,505	17,660
9.875% 10/15/20 (d)	12,378	13,306
Intergen NV 9% 6/30/17 (d)	6,884	7,469
Mirant Americas Generation LLC:
8.5% 10/1/21	11,133	11,717
9.125% 5/1/31	12,944	13,332
NRG Energy, Inc. 7.375% 2/1/16	5,317	5,516
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,071	6,894
RRI Energy, Inc. 7.875% 6/15/17	16,994	17,164
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Tenaska Alabama Partners LP 7% 6/30/21 (d)	$ 1,855	$ 1,939
TXU Corp. 6.5% 11/15/24	2,916	1,575
		219,271
Energy - 8.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	4,928	5,113
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	3,045	3,136
ATP Oil & Gas Corp. 11.875% 5/1/15	30,606	31,907
Calfrac Holdings LP 7.5% 12/1/20 (d)	4,116	4,312
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (d)	2,020	2,111
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (d)	2,584	2,758
Chesapeake Energy Corp.:
6.125% 2/15/21	12,360	12,762
6.5% 8/15/17	10,148	11,061
7.625% 7/15/13	5,926	6,497
9.5% 2/15/15	10,248	12,336
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (d)	5,841	6,206
11.75% 7/15/14 (d)	3,307	3,530
Continental Resources, Inc.:
7.125% 4/1/21	2,865	3,044
7.375% 10/1/20	4,203	4,508
Covanta Holding Corp. 7.25% 12/1/20	5,527	5,912
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,223
Drummond Co., Inc. 7.375% 2/15/16	7,148	7,362
Edgen Murray Corp. 12.25% 1/15/15	22,044	22,264
Energy Partners Ltd. 8.25% 2/15/18 (d)	2,169	2,164
Energy Transfer Equity LP 7.5% 10/15/20	20,218	22,139
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	17,823	17,422
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (d)	4,993	4,956
Forest Oil Corp. 7.25% 6/15/19	19,293	20,065
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (d)	2,466	2,620
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,513
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	4,196	4,448
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	3,302	3,335
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)	26,816	28,224
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Inergy LP/Inergy Finance Corp.: - continued
7% 10/1/18 (d)	$ 7,831	$ 8,203
LINN Energy LLC:
7.75% 2/1/21 (d)	4,893	5,211
8.625% 4/15/20	11,400	12,597
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,695
OPTI Canada, Inc.:
7.875% 12/15/14	3,728	1,976
8.25% 12/15/14	20,246	10,832
9% 12/15/12 (d)	1,484	1,499
9.75% 8/15/13 (d)	3,982	4,012
Parker Drilling Co. 9.125% 4/1/18	3,393	3,741
Penn Virginia Corp. 7.25% 4/15/19	3,330	3,363
Petrohawk Energy Corp.:
7.25% 8/15/18 (d)	4,936	5,232
7.25% 8/15/18	8,346	8,826
Pioneer Drilling Co. 9.875% 3/15/18	5,603	6,065
Pioneer Natural Resources Co. 6.65% 3/15/17	3,059	3,334
Plains Exploration & Production Co.:
7% 3/15/17	20,900	21,632
7.625% 6/1/18	1,894	2,027
7.625% 4/1/20	7,329	7,860
10% 3/1/16	9,455	10,661
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,455
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,613
SESI LLC 6.375% 5/1/19 (d)	7,930	8,089
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)	3,259	3,210
7.875% 10/15/18 (d)	9,169	9,673
Thermon Industries, Inc. 9.5% 5/1/17	1,696	1,815
		415,899
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	3,030	3,242
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (d)	1,112	1,197
		4,439
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - 1.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)	$ 10,820	$ 11,253
Rite Aid Corp.:
6.875% 8/15/13	5,669	5,527
7.5% 3/1/17	11,985	12,195
9.375% 12/15/15	8,090	7,564
9.5% 6/15/17	25,065	23,248
10.25% 10/15/19	2,444	2,719
10.375% 7/15/16	12,624	13,729
SUPERVALU, Inc.:
7.5% 11/15/14	3,787	3,882
8% 5/1/16	4,216	4,374
Tops Markets LLC 10.125% 10/15/15	5,905	6,363
		90,854
Food/Beverage/Tobacco - 1.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (d)	4,208	4,408
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	29,176	30,635
Constellation Brands, Inc. 8.375% 12/15/14	6,922	7,883
Dean Foods Co. 7% 6/1/16	4,000	3,850
		46,776
Gaming - 0.8%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	8,915	9,160
MGM Mirage, Inc.:
5.875% 2/27/14	7,200	7,020
7.625% 1/15/17	6,997	6,752
13% 11/15/13	2,490	3,000
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	3,528	3,524
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20	4,880	5,331
7.875% 11/1/17	2,697	2,933
		37,720
Healthcare - 6.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (d)	5,471	5,922
Alere, Inc. 9% 5/15/16	5,114	5,485
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	20,531	22,841
Carriage Services, Inc. 7.875% 1/15/15	2,956	3,015
Community Health Systems, Inc. 8.875% 7/15/15	18,780	19,156
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (d)	6,682	6,840
Giant Funding Corp. 8.25% 2/1/18 (d)	5,703	5,917
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
7.25% 9/15/20	$ 2,436	$ 2,607
7.5% 11/6/33	2,576	2,399
7.875% 2/15/20	16,571	18,104
8.5% 4/15/19	9,363	10,370
9.125% 11/15/14	5,112	5,361
9.25% 11/15/16	18,804	20,120
9.625% 11/15/16 pay-in-kind (f)	16,718	17,972
9.875% 2/15/17	1,689	1,892
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (d)	17,625	17,889
Inverness Medical Innovations, Inc. 7.875% 2/1/16	9,247	9,732
Mylan, Inc. 6% 11/15/18 (d)	19,676	20,070
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	8,948	9,060
7% 1/15/16	5,535	5,701
7.5% 2/15/20	6,951	7,438
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	4,400
Stewart Enterprises, Inc. 6.5% 4/15/19 (d)	3,460	3,490
Tenet Healthcare Corp. 8.875% 7/1/19	9,271	10,453
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	7,345	7,345
6.75% 8/15/21 (d)	5,953	5,789
6.875% 12/1/18 (d)	19,244	19,148
7.25% 7/15/22 (d)	7,905	7,767
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (d)	4,559	4,764
Vanguard Health Systems, Inc. 0% 2/1/16 (d)	8,314	5,383
Ventas Realty LP 6.75% 4/1/17	2,781	2,941
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (f)	38,401	40,705
		330,076
Homebuilders/Real Estate - 1.4%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	2,503	2,616
11.625% 6/15/17	11,413	13,496
FelCor Escrow Holding, LLC 6.75% 6/1/19 (d)	13,115	13,098
KB Home 6.25% 6/15/15	3,901	3,862
Realogy Corp.:
7.875% 2/15/19 (d)	6,428	6,492
11.5% 4/15/17 (d)	9,471	9,850
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	$ 1,360	$ 1,421
Standard Pacific Corp.:
8.375% 5/15/18	9,093	9,366
8.375% 1/15/21 (d)	4,926	5,037
		65,238
Hotels - 0.4%
Host Hotels & Resorts LP:
6.875% 11/1/14	10,644	10,990
9% 5/15/17	6,204	6,948
Host Marriott LP 6.375% 3/15/15	2,975	3,042
		20,980
Leisure - 1.0%
Dave & Buster's Parent, Inc. 0% 2/15/16 (d)	12,449	7,345
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,006
NCL Corp. Ltd.:
9.5% 11/15/18 (d)	1,618	1,731
11.75% 11/15/16	7,420	8,644
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,438	1,539
11.875% 7/15/15	12,179	14,950
yankee 7.25% 6/15/16	1,467	1,570
Vail Resorts, Inc. 6.5% 5/1/19 (d)	2,650	2,703
		45,488
Metals/Mining - 1.6%
Aleris International, Inc. 7.625% 2/15/18 (d)	4,100	4,182
Arch Coal, Inc. 8.75% 8/1/16	4,850	5,432
Atkore International, Inc. 9.875% 1/1/18 (d)	2,414	2,625
CONSOL Energy, Inc.:
8% 4/1/17	18,742	20,616
8.25% 4/1/20	12,093	13,423
Drummond Co., Inc. 9% 10/15/14 (d)	2,617	2,774
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	10,105	10,622
Massey Energy Co. 6.875% 12/15/13	860	876
Novelis, Inc. 8.375% 12/15/17	9,854	10,839
Peabody Energy Corp. 7.375% 11/1/16	2,503	2,822
		74,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - 1.2%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	$ 3,998	$ 4,443
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	5,012	5,425
Glatfelter 7.125% 5/1/16	2,395	2,473
Mercer International, Inc. 9.5% 12/1/17	3,431	3,766
NewPage Corp. 11.375% 12/31/14	32,554	32,391
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% 2/1/19 (d)	4,081	4,224
11.5% 7/1/14	2,432	2,657
		55,379
Publishing/Printing - 0.8%
Cadmus Communications Corp. 8.375% 6/15/14	3,555	3,328
Cenveo Corp.:
7.875% 12/1/13	13,363	13,163
10.5% 8/15/16 (d)	13,150	13,347
TL Acquisitions, Inc. 10.5% 1/15/15 (d)	8,853	9,141
		38,979
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	3,782	4,103
Restaurants - 1.0%
Burger King Corp. 9.875% 10/15/18	2,304	2,436
Carrols Corp. 9% 1/15/13	7,944	7,964
DineEquity, Inc. 9.5% 10/30/18 (d)	23,250	25,401
Landry's Restaurants, Inc.:
11.625% 12/1/15	1,775	1,908
11.625% 12/1/15 (d)	1,119	1,203
Landrys Holdings, Inc. 11.5% 6/1/14 (d)	3,639	3,639
Roadhouse Financing, Inc. 10.75% 10/15/17 (d)	5,913	6,386
		48,937
Services - 3.1%
ARAMARK Corp. 3.8044% 2/1/15 (f)	23,139	23,081
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	4,175	4,279
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.813% 5/15/14 (f)	6,204	6,041
7.625% 5/15/14	3,828	3,914
7.75% 5/15/16	5,195	5,403
9.625% 3/15/18	14,488	16,118
Corrections Corp. of America 6.25% 3/15/13	3,043	3,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	$ 35,115	$ 36,081
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(f)	36,918	39,318
The Geo Group, Inc.:
6.625% 2/15/21 (d)	1,988	1,988
7.75% 10/15/17	1,756	1,883
United Rentals North America, Inc. 10.875% 6/15/16	5,786	6,712
		147,869
Shipping - 1.9%
Aguila 3 SA 7.875% 1/31/18 (d)	3,396	3,472
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	25,030	25,906
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (d)	17,501	17,589
8.875% 11/1/17	12,916	13,966
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	1,620	1,656
Ship Finance International Ltd. 8.5% 12/15/13	19,152	19,463
Teekay Corp. 8.5% 1/15/20	4,508	4,891
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	4,768
		91,711
Steel - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	10,024	10,024
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,348	3,499
Steel Dynamics, Inc. 7.625% 3/15/20	4,494	4,887
		18,410
Super Retail - 2.4%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,583	19,001
Claire's Escrow Corp. 8.875% 3/15/19 (d)	3,634	3,543
J. Crew Group, Inc. 8.125% 3/1/19 (d)	19,118	18,903
Limited Brands, Inc.:
6.625% 4/1/21	9,440	9,770
7% 5/1/20	4,578	4,841
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (c)	8,602	10,043
Michaels Stores, Inc. 7.75% 11/1/18 (d)	4,642	4,770
Rent-A-Center, Inc. 6.625% 11/15/20 (d)	5,899	5,899
Sonic Automotive, Inc. 8.625% 8/15/13	2,284	2,318
The May Department Stores Co. 5.75% 7/15/14	3,313	3,578
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	24,008	27,280
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	4,993	5,218
		115,164
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 5.7%
Amkor Technology, Inc. 7.375% 5/1/18	$ 4,081	$ 4,285
Avaya, Inc.:
7% 4/1/19 (d)	40,943	40,431
9.75% 11/1/15	10,860	11,186
10.125% 11/1/15 pay-in-kind (f)	35,096	36,236
CDW Escrow Corp.:
8.5% 4/1/19 (d)	11,655	11,772
8.5% 4/1/19 (d)(i)	5,945	6,004
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)	6,067	6,477
Ceridian Corp. 11.25% 11/15/15	2,652	2,758
CommScope, Inc. 8.25% 1/15/19 (d)	6,172	6,488
First Data Corp.:
7.375% 6/15/19 (d)	10,460	10,643
8.25% 1/15/21 (d)	13,581	13,513
8.75% 1/15/22 pay-in-kind (d)(f)	11,102	10,713
9.875% 9/24/15	816	840
10.55% 9/24/15 pay-in-kind (f)	1,088	1,126
12.625% 1/15/21 (d)	17,242	18,902
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	13,536	14,991
10.125% 12/15/16	3,472	3,724
10.125% 3/15/18 (d)	11,928	13,463
Jabil Circuit, Inc. 5.625% 12/15/20	3,170	3,154
Lucent Technologies, Inc. 6.45% 3/15/29	8,324	7,575
NXP BV/NXP Funding LLC 10% 7/15/13 (d)	3,598	4,030
Sanmina-SCI Corp. 7% 5/15/19 (d)	8,255	8,245
Serena Software, Inc. 10.375% 3/15/16	3,698	3,901
Spansion LLC 7.875% 11/15/17 (d)	4,772	4,891
SunGard Data Systems, Inc. 10.625% 5/15/15	2,466	2,713
Telcordia Technologies, Inc. 11% 5/1/18 (d)	2,627	2,955
Viasystems, Inc. 12% 1/15/15 (d)	5,193	5,829
Xerox Capital Trust I 8% 2/1/27	15,799	16,031
		272,876
Telecommunications - 8.8%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	18,467
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	6,722	7,310
Clearwire Escrow Corp. 12% 12/1/15 (d)	6,021	6,548
Cricket Communications, Inc.:
7.75% 10/15/20	30,845	31,308
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc.: - continued
10% 7/15/15	$ 10,089	$ 11,098
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (d)(f)	12,180	12,637
Dycom Investments, Inc. 7.125% 1/15/21 (d)	4,400	4,543
Frontier Communications Corp.:
7.875% 4/15/15	4,888	5,279
8.25% 5/1/14	6,849	7,568
8.25% 4/15/17	14,039	15,249
8.5% 4/15/20	30,622	33,148
8.75% 4/15/22	9,967	10,789
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	12,495	13,136
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (d)	12,240	12,439
7.5% 4/1/21 (d)	13,635	13,908
Intelsat Luxembourg SA 11.5% 2/4/17 pay-in-kind (f)	24,968	27,152
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,295	12,279
Nextel Communications, Inc.:
5.95% 3/15/14	4,734	4,770
6.875% 10/31/13	5,209	5,261
7.375% 8/1/15	42,189	42,505
Qwest Communications International, Inc. 8% 10/1/15	11,300	12,402
Sprint Capital Corp. 6.9% 5/1/19	38,224	40,135
Sprint Nextel Corp. 8.375% 8/15/17	7,914	8,943
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	5,349	5,657
11.75% 7/15/17 (d)	14,496	16,852
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	19,496	23,088
Windstream Corp.:
7% 3/15/19	4,181	4,265
7.75% 10/15/20 (d)	4,928	5,224
8.125% 8/1/13	4,089	4,488
8.125% 9/1/18	6,358	6,803
		423,251
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	$ 15,338	$ 15,185
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,270
		20,455
TOTAL NONCONVERTIBLE BONDS		3,711,855
TOTAL CORPORATE BONDS (Cost $3,488,388)		3,728,732
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d) (Cost $14)	17	17
Common Stocks - 0.9%
	Shares
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	179,281	7,612
Building Materials - 0.2%
Nortek, Inc. (a)	256,425	11,029
Chemicals - 0.4%
Georgia Gulf Corp. (a)	127,655	5,027
LyondellBasell Industries NV Class A	316,637	14,090
		19,117
Diversified Financial Services - 0.1%
New Penhall Holding Co.:
Class A (a)	17,563	1,976
Class B (a)	5,854	659
		2,635
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(g)	230,372	1,209
RDA Holding Co. warrants 2/19/14 (a)(g)	54,645	186
		1,395
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	143,778	1,213
TOTAL COMMON STOCKS (Cost $52,565)		43,001
Preferred Stocks - 2.7%

	Shares	Value (000s)
Convertible Preferred Stocks - 1.7%
Banks & Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	17,078	$ 17,829
Fifth Third Bancorp 8.50%	47,054	6,774
Huntington Bancshares, Inc. 8.50%	22,262	25,713
Wells Fargo & Co. 7.50%	15,713	16,962
		67,278
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,800	11,630
Electric Utilities - 0.1%
PPL Corp. 8.75%	49,100	2,621
TOTAL CONVERTIBLE PREFERRED STOCKS		81,529
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (d)	15,830	14,722
Diversified Financial Services - 0.7%
Citigroup Capital XII 8.50%	215,800	5,708
Citigroup Capital XIII 7.875%	223,587	6,207
GMAC Capital Trust I 8.125%	745,482	19,353
		31,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,990
TOTAL PREFERRED STOCKS (Cost $108,892)		127,519
Floating Rate Loans (h) - 12.7%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5038% 12/3/14 (f)	$ 25,088	24,837
Air Transportation - 0.8%
US Airways Group, Inc. term loan 2.7126% 3/23/14 (f)	41,026	37,898
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (f)	15,051	14,674
Tranche C, term loan 2.1509% 12/27/15 (f)	7,679	7,448
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (f)	4,598	4,483
		26,605
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.4614% 3/31/17 (f)	$ 35,366	$ 34,570
VNU, Inc. Tranche C, term loan 3.7314% 5/1/16 (f)	3,646	3,646
		38,216
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (f)	4,519	4,553
Chemicals - 0.2%
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (f)	8,351	8,424
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (f)	2,944	2,955
Diversified Financial Services - 0.2%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	6,836	6,853
Tranche 2LN, term loan 7% 3/17/16 (f)	5,013	5,063
		11,916
Electric Utilities - 1.4%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.557% 12/15/14 (f)	10,678	10,211
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (f)	73,182	58,637
		68,848
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (f)	3,640	3,488
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.977% 6/4/14 (f)	7,323	7,048
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (f)	2,722	2,759
		9,807
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	4,110	4,120
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (f)	$ 5,090	$ 5,135
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (f)	3,493	3,449
Tranche B, term loan 2.5605% 7/25/14 (f)	6,950	6,794
Tranche DD, term loan 2.5605% 7/25/14 (f)	357	349
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/26/18 (f)	7,095	7,122
HCA, Inc.:
Tranche B, term loan 2.557% 11/17/13 (f)	10,022	9,997
Tranche B2, term loan 3.557% 3/31/17 (f)	3,376	3,381
Iasis Healthcare LLC Tranche B, term loan 5% 4/18/18 (f)	2,325	2,313
VWR Funding, Inc. term loan 2.7114% 6/29/14 (f)	8,280	8,115
		41,520
Publishing/Printing - 1.0%
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (f)	48,828	46,997
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	5,142	5,109
CDW Corp. Tranche B, term loan 4.5% 7/15/17 (f)	20,145	20,171
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	1,730	1,747
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (f)	2,781	2,729
term loan 2.5% 6/14/14 (f)	28,690	28,152
		57,908
Services - 0.2%
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (f)	7,153	7,027
Tranche DD, term loan 2.72% 7/24/14 (f)	712	700
		7,727
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.5841% 10/31/13 (f)	7,584	7,527
Super Retail - 0.1%
Neiman Marcus Group, Inc. term loan 2.3095% 4/6/13 (f)	6,660	6,594
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - 2.2%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (f)	$ 16,858	$ 16,331
Tranche B 3LN, term loan 4.8105% 10/26/17 (f)	33,861	33,057
First Data Corp.:
term loan 4.2126% 3/24/18 (f)	27,630	26,179
Tranche B2, term loan 2.9626% 9/24/14 (f)	422	401
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (f)	14,066	14,066
SunGard Data Systems, Inc. term loan 1.9793% 2/28/14 (f)	14,332	14,100
		104,134
Telecommunications - 1.9%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	66,455	63,712
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (f)	12,730	12,492
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (f)	14,646	14,792
		90,996
TOTAL FLOATING RATE LOANS (Cost $595,475)		610,205
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $228,614)	228,613,552	228,614
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $4,473,948)		4,738,088
NET OTHER ASSETS (LIABILITIES) - 1.0%		46,485
NET ASSETS - 100%		$ 4,784,573
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,476,877,000 or 30.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,608,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	3/9/10	$ 1,613
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 837
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,238	$ -	$ 12,839	$ 1,399
Financials	123,515	106,158	14,722	2,635
Industrials	11,029	11,029	-	-
Materials	19,117	19,117	-	-
Utilities	2,621	-	2,621	-
Corporate Bonds	3,728,732	-	3,727,475	1,257
Commercial Mortgage Securities	17	-	-	17
Floating Rate Loans	610,205	-	610,205	-
Money Market Funds	228,614	228,614	-	-
Total Investments in Securities:	$ 4,738,088	$ 364,918	$ 4,367,862	$ 5,308
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,553
Total Realized Gain (Loss)	(2,233)
Total Unrealized Gain (Loss)	1,890
Cost of Purchases	3,891
Proceeds of Sales	(5,044)
Amortization/Accretion	18
Transfers in to Level 3	3,233
Transfers out of Level 3	-
Ending Balance	$ 5,308
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (298)
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At April 30, 2011, the Fund had a capital loss carryforward of approximately $207,183,000 of which $106,049,000 and $101,134,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,245,334)	$ 4,509,474
Fidelity Central Funds (cost $228,614)	228,614
Total Investments (cost $4,473,948)		$ 4,738,088
Cash		9,142
Receivable for investments sold		66,142
Receivable for fund shares sold		6,302
Dividends receivable		700
Interest receivable		78,847
Distributions receivable from Fidelity Central Funds		27
Prepaid expenses		8
Other receivables		13
Total assets		4,899,269

Liabilities
Payable for investments purchased Regular delivery	$ 98,167
Delayed delivery	5,997
Payable for fund shares redeemed	3,226
Distributions payable	4,132
Accrued management fee	2,240
Other affiliated payables	773
Other payables and accrued expenses	161
Total liabilities		114,696

Net Assets		$ 4,784,573
Net Assets consist of:
Paid in capital		$ 4,678,676
Undistributed net investment income		49,686
Accumulated undistributed net realized gain (loss) on investments		(207,869)
Net unrealized appreciation (depreciation) on investments		264,080
Net Assets, for 518,397 shares outstanding		$ 4,784,573
Net Asset Value, offering price and redemption price per share ($4,784,573 ÷ 518,397 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2011

Investment Income
Dividends		$ 11,053
Interest		587,032
Income from Fidelity Central Funds		837
Total income		598,922

Expenses
Management fee	$ 41,421
Transfer agent fees	10,404
Accounting fees and expenses	1,267
Custodian fees and expenses	92
Independent trustees' compensation	41
Registration fees	188
Audit	157
Legal	79
Miscellaneous	80
Total expenses before reductions	53,729
Expense reductions	(6)	53,723
Net investment income (loss)		545,199
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	180,009
Redemption in-kind with affiliated entities	346,358
Total net realized gain (loss)		526,367
Change in net unrealized appreciation (depreciation) on investment securities		(210,880)
Net gain (loss)		315,487
Net increase (decrease) in net assets resulting from operations		$ 860,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2011	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 545,199	$ 529,847
Net realized gain (loss)	526,367	178,911
Change in net unrealized appreciation (depreciation)	(210,880)	1,370,401
Net increase (decrease) in net assets resulting from operations	860,686	2,079,159
Distributions to shareholders from net investment income	(528,019)	(477,811)
Distributions to shareholders from net realized gain	-	(8,300)
Total distributions	(528,019)	(486,111)
Share transactions - net increase (decrease)	(3,019,871)	678,885
Redemption fees	1,140	888
Total increase (decrease) in net assets	(2,686,064)	2,272,821

Net Assets
Beginning of period	7,470,637	5,197,816
End of period (including undistributed net investment income of $49,686 and undistributed net investment income of $83,429, respectively)	$ 4,784,573	$ 7,470,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Income from Investment Operations
Net investment income (loss) B	.661	.651	.640	.639	.654
Net realized and unrealized gain (loss)	.381	1.934	(1.799)	(.566)	.291
Total from investment operations	1.042	2.585	(1.159)	.073	.945
Distributions from net investment income	(.633)	(.586)	(.604)	(.654)	(.646)
Distributions from net realized gain	-	(.010)	-	-	-
Total distributions	(.633)	(.596)	(.604)	(.654)	(.646)
Redemption fees added to paid in capital B	.001	.001	.003	.001	.001
Net asset value, end of period	$ 9.23	$ 8.82	$ 6.83	$ 8.59	$ 9.17
Total Return A	12.36%	38.94%	(13.26)%	.99%	11.09%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.77%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.77%	.74%	.75%
Net investment income (loss)	7.44%	8.09%	9.04%	7.36%	7.31%
Supplemental Data
Net assets, end of period (in millions)	$ 4,785	$ 7,158	$ 5,198	$ 5,436	$ 5,027
Portfolio turnover rate D	55%	65%	27%	33%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 11, 2011 and all outstanding shares were redeemed by March 11, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, redemptions in-kind and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 346,451
Gross unrealized depreciation	(50,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 296,131

Tax Cost	$ 4,441,957

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,314
Capital loss carryforward	$ (207,183)
Net unrealized appreciation (depreciation)	$ 296,071

The tax character of distributions paid was as follows:

	April 30, 2011	April 30, 2010
Ordinary Income	$ 528,019	$ 486,111

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,757,563 and $6,674,696, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Redemptions In-Kind. During the period, 443,366 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $4,056,798. The net realized gain of $346,358 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2011 A	2010 B
From net investment income
High Income	$ 488,527	$ 471,207
Class F	39,492	6,604
Total	$ 528,019	$ 477,811
From net realized gain
High Income	$ -	$ 8,229
Class F	-	71
Total	$ -	$ 8,300

A All Class F shares were redeemed on March 11, 2011.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2011 A	2010 B	2011 A	2010 B
High Income
Shares sold	283,631	257,106	$ 2,520,719	$ 2,046,785
Reinvestment of distributions	48,629	53,583	430,451	435,598
Shares redeemed	(625,429) C	(260,473)	(5,626,658) C	(2,102,825)
Net increase (decrease)	(293,169)	50,216	$ (2,675,488)	$ 379,558
Class F
Shares sold	73,420	35,794	$ 650,549	$ 302,512
Reinvestment of distributions	4,200	778	37,295	6,675
Shares redeemed	(113,022) C	(1,170)	(1,032,227) C	(9,860)
Net increase (decrease)	(35,402)	35,402	$ (344,383)	$ 299,327

A All Class F shares were redeemed on March 11, 2011.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

C Amount includes in-kind redemptions (see Note 6: Redemptions In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007- present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008- present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007- 2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Robert W. Selander may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008- present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008- present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

High Income designates $75,907,452 of distributions paid during the period January 1, 2011 to April 30, 2011 as qualifying to be taxed as interest-related dividends open for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SPH-UANN-0611
1.784717.108

Fidelity®
Series High Income
Fund

Fidelity Series High Income Fund
Class F

Annual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 10, 2011 to April 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Series High Income	.73%
Actual		$ 1,000.00	$ 1,018.70	$ 1.05 B
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66 C
Class F	.63%
Actual		$ 1,000.00	$ 1,018.80	$ .91 B
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 52/365 (to reflect the period March 10, 2011 to April 30, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
CIT Group, Inc.	2.8
Avaya, Inc.	2.8
International Lease Finance Corp.	2.7
Calpine Corp.	1.6
First Data Corp.	1.5
11.4
Top Five Market Sectors as of April 30, 2011
% of fund's net assets
Telecommunications	12.3
Energy	8.7
Technology	8.1
Diversified Financial Services	8.0
Healthcare	7.5
Quality Diversification (% of fund's net assets)
As of April 30, 2011
BBB 1.0%
BB 19.2%
B 50.3%
CCC,CC,C 14.2%
Not Rated 3.5%
Equities 5.1%
Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2011*
Nonconvertible Bonds 74.4%
Convertible Bonds, Preferred Stocks 2.9%
Common Stocks 2.7%
Floating Rate Loans 13.3%
Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	10.8%

Annual Report

Investments April 30, 2011

Showing Percentage of Net Assets

Corporate Bonds - 74.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,860,853
4.5% 11/15/29 (d)	1,814,000	2,781,406
		4,642,259
Energy - 0.3%
Chesapeake Energy Corp.:
2.5% 5/15/37	18,264,000	20,304,089
2.75% 11/15/35	4,501,000	5,326,483
		25,630,572
Gaming - 0.0%
MGM Resorts International 4.25% 4/15/15	4,228,000	4,418,260
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	4,558,000	5,845,635
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	1,212,866
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	843,000	1,096,574
TOTAL CONVERTIBLE BONDS		42,846,166
Nonconvertible Bonds - 74.4%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,380,255
BE Aerospace, Inc. 6.875% 10/1/20	4,011,000	4,186,682
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,126,990
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	3,808,000	4,007,920
7.125% 3/15/21 (e)	12,648,000	13,312,020
Sequa Corp.:
11.75% 12/1/15 (e)	34,029,000	36,751,320
13.5% 12/1/15 pay-in-kind (e)	11,653,000	12,818,300
TransDigm, Inc. 7.75% 12/15/18 (e)	4,815,000	5,188,163
		86,771,650
Air Transportation - 0.9%
Air Canada 9.25% 8/1/15 (e)	20,913,000	21,540,390
American Airlines, Inc. equipment trust certificate 13% 8/1/16	4,288,759	4,974,961
American Airlines, Inc. pass-thru trust certificates:
10.18% 1/2/13	409,211	405,610
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
American Airlines, Inc. pass-thru trust certificates: - continued
10.375% 7/2/19	$ 6,103,421	$ 7,110,486
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,513,090	1,505,524
3.4345% 6/2/13 (h)	2,056,690	1,974,422
Continental Airlines, Inc.:
7.25% 11/10/19	5,144,833	5,569,282
9.25% 5/10/17	3,534,433	3,675,810
Delta Air Lines, Inc. 9.5% 9/15/14 (e)	3,006,000	3,220,027
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	11,446,155	11,904,001
8.021% 8/10/22	5,625,847	5,738,364
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,124,463	3,186,953
United Air Lines, Inc.:
9.875% 8/1/13 (e)	4,504,000	4,768,835
12% 11/1/13 (e)	3,447,000	3,696,908
		79,271,573
Automotive - 1.8%
ArvinMeritor, Inc. 10.625% 3/15/18	4,188,000	4,753,380
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,586,438
6.75% 2/15/21	3,050,000	3,069,063
Exide Technologies 8.625% 2/1/18 (e)	4,634,000	4,964,173
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,379,000	8,567,528
6.625% 8/15/17	8,930,000	9,789,513
7.5% 8/1/12	6,099,000	6,457,316
8% 12/15/16	1,824,000	2,121,190
8.125% 1/15/20	10,628,000	12,631,963
12% 5/15/15	12,691,000	16,181,025
General Motors Acceptance Corp. 8% 11/1/31	8,746,000	9,782,602
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	196,667
7.2% 1/15/11 (c)	5,277,000	264,905
7.7% 4/15/16 (c)	8,201,000	159,920
8.25% 7/15/23 (c)	7,519,000	117,296
8.375% 7/15/33 (c)	15,931,000	307,468
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Lear Corp.:
7.875% 3/15/18	$ 1,400,000	$ 1,526,000
8.125% 3/15/20	1,554,000	1,713,285
Navistar International Corp. 8.25% 11/1/21	7,734,000	8,584,740
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,776,030
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,277,783
7.75% 8/15/18	2,867,000	3,074,858
8.125% 11/15/15	16,847,000	17,899,938
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	15,218,000	16,891,980
TRW Automotive, Inc.:
7% 3/15/14 (e)	7,281,000	7,972,695
7.25% 3/15/17 (e)	2,511,000	2,768,378
8.875% 12/1/17 (e)	3,275,000	3,692,563
		160,128,697
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
3.512% 2/11/14 (h)	21,335,000	21,388,338
4.5% 2/11/14	4,220,000	4,246,375
6.25% 12/1/17 (e)	1,024,000	1,070,080
7.5% 9/15/20 (e)	17,370,000	18,933,821
8% 3/15/20	24,043,000	26,868,053
Bank of America Corp.:
8% (f)(h)	5,589,000	6,008,175
8.125% (f)(h)	16,007,000	17,247,543
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,089,000	4,247,449
General Motors Acceptance Corp. 6.75% 12/1/14	12,100,000	12,765,500
GMAC LLC:
6.625% 5/15/12	13,748,000	14,263,550
6.625% 5/15/12	3,702,000	3,840,825
6.75% 12/1/14	13,444,000	14,317,860
6.875% 9/15/11	3,438,000	3,494,039
6.875% 8/28/12	3,811,000	4,001,550
7.5% 12/31/13	4,716,000	5,116,860
8% 12/31/18	7,311,000	8,078,655
8% 11/1/31	11,630,000	13,083,750
Wells Fargo & Co. 7.98% (f)(h)	8,241,000	9,054,387
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Wells Fargo Capital XIII 7.7% (f)(h)	$ 3,304,000	$ 3,419,640
Zions Bancorp. 7.75% 9/23/14	8,416,000	9,342,879
		200,789,329
Broadcasting - 1.0%
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,544,000	1,544,000
4.9% 5/15/15	2,524,000	2,158,020
5% 3/15/12	2,900,000	2,907,250
5.5% 9/15/14	3,180,000	2,913,834
5.5% 12/15/16	3,229,000	2,373,315
9% 3/1/21 (e)	7,452,000	7,582,410
10.75% 8/1/16	8,839,000	8,529,635
Cumulus Media, Inc. 7.75% 5/1/19 (e)(g)	5,340,000	5,340,000
LIN Television Corp. 6.5% 5/15/13	2,576,000	2,579,091
Nexstar Broadcasting, Inc.:
7% 1/15/14	2,716,000	2,712,605
7% 1/15/14 pay-in-kind	8,276,000	8,265,655
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	5,190,000	5,670,075
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	1,376,341	1,379,781
Univision Communications, Inc.:
6.875% 5/15/19 (e)(g)	13,025,000	13,057,563
7.875% 11/1/20 (e)	4,259,000	4,525,188
8.5% 5/15/21 (e)	8,317,000	8,587,303
12% 7/1/14 (e)	7,498,000	8,071,597
		88,197,322
Building Materials - 1.3%
Associated Materials LLC 9.125% 11/1/17 (e)	4,142,000	4,463,005
Building Materials Corp. of America 6.75% 5/1/21 (e)	17,165,000	17,465,388
Calcipar SA 6.875% 5/1/18 (e)	4,205,000	4,320,638
Cemex SA de CV:
5.301% 9/30/15 (e)(h)	15,185,000	15,101,483
9% 1/11/18 (e)	9,195,000	9,493,838
General Cable Corp.:
2.6795% 4/1/15 (h)	7,564,000	7,450,540
7.125% 4/1/17	10,017,000	10,292,468
Headwaters, Inc. 7.625% 4/1/19 (e)	11,611,000	11,814,193
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,428,620
Masco Corp. 7.125% 3/15/20	7,186,000	7,410,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Masonite International Corp. 8.25% 4/15/21 (e)	$ 3,380,000	$ 3,456,050
Ply Gem Industries, Inc. 8.25% 2/15/18 (e)	20,732,000	21,353,960
Texas Industries, Inc. 9.25% 8/15/20	3,622,000	3,911,760
		118,962,506
Cable TV - 2.7%
Cablevision Systems Corp. 8.625% 9/15/17	10,916,000	12,225,920
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	33,859,000	35,382,655
7% 1/15/19 (e)	2,952,000	3,077,460
7.875% 4/30/18	6,547,000	7,152,598
8.125% 4/30/20	8,646,000	9,618,675
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	33,771,000	35,712,833
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	21,688,000	26,161,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(h)	12,376,000	12,994,800
10.875% 9/15/14 (d)(e)	7,094,000	7,945,280
CSC Holdings LLC:
8.5% 4/15/14	5,936,000	6,648,320
8.625% 2/15/19	4,308,000	4,943,430
EchoStar Communications Corp. 7.125% 2/1/16	20,031,000	21,333,015
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	2,795,000	2,878,850
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	51,463,000	50,691,055
		236,766,041
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,901,250
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,916,240
Chart Industries, Inc. 9.125% 10/15/15	6,004,000	6,229,150
Coleman Cable, Inc. 9% 2/15/18	11,376,000	12,001,680
SPX Corp. 7.625% 12/15/14	6,636,000	7,299,600
Terex Corp. 10.875% 6/1/16	9,216,000	10,736,640
		47,084,560
Chemicals - 1.1%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	3,034,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Ashland, Inc. 9.125% 6/1/17	$ 2,582,000	$ 2,982,210
Celanese US Holdings LLC 6.625% 10/15/18	9,255,000	9,717,750
CF Industries Holdings, Inc. 6.875% 5/1/18	6,477,000	7,302,818
Chemtura Corp. 7.875% 9/1/18 (e)	10,347,000	11,123,025
Ferro Corp. 7.875% 8/15/18	3,903,000	4,137,180
Georgia Gulf Corp. 9% 1/15/17 (e)	9,199,000	10,152,936
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19 (e)	2,936,000	2,987,380
LBI Escrow Corp. 8% 11/1/17 (e)	13,791,000	15,394,893
Nalco Co. 6.625% 1/15/19 (e)	6,053,000	6,234,590
NOVA Chemicals Corp.:
6.5% 1/15/12	2,943,000	3,031,290
8.375% 11/1/16	6,670,000	7,537,100
8.625% 11/1/19	7,632,000	8,757,720
PolyOne Corp. 7.375% 9/15/20	3,437,000	3,668,998
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,302,080
8.75% 11/1/17	1,498,000	1,662,780
		100,027,600
Consumer Products - 0.3%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	3,781,000	3,894,430
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,196,823
NBTY, Inc. 9% 10/1/18 (e)	4,513,000	4,885,323
Reddy Ice Corp. 11.25% 3/15/15	6,976,000	7,237,600
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,265,175
		23,479,351
Containers - 1.4%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	1,335,000	1,431,788
9.125% 10/15/20 (e)	4,992,000	5,541,120
Berry Plastics Corp.:
5.028% 2/15/15 (h)	37,678,000	37,395,415
8.25% 11/15/15	4,137,000	4,405,905
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	10,833,000	11,130,908
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,177,000	4,552,930
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	2,950,895
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (e)	$ 5,917,000	$ 6,153,680
9% 4/15/19 (e)	6,771,000	7,126,478
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	17,736,000	18,312,420
8.25% 2/15/21 (e)	22,914,000	23,257,710
Solo Cup Co. 8.5% 2/15/14	5,348,000	4,692,870
		126,952,119
Diversified Financial Services - 7.2%
Aircastle Ltd. 9.75% 8/1/18	3,829,000	4,317,198
Capital One Capital V 10.25% 8/15/39	8,151,000	8,803,080
CIT Group, Inc.:
6.625% 4/1/18 (e)	10,000,000	10,700,000
7% 5/1/13	2,460,396	2,509,604
7% 5/1/14	6,361,000	6,480,269
7% 5/1/15	27,463,000	27,874,945
7% 5/1/16	104,870,000	105,787,612
7% 5/1/17	83,039,000	83,661,793
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	21,379,000	22,020,370
8% 1/15/18	54,169,000	55,929,493
Ineos Finance PLC 9% 5/15/15 (e)	5,998,000	6,545,318
International Lease Finance Corp.:
5.25% 1/10/13	1,672,000	1,706,485
5.3% 5/1/12	2,277,000	2,325,386
5.625% 9/20/13	6,328,000	6,486,200
5.65% 6/1/14	3,798,000	3,869,213
5.875% 5/1/13	5,475,000	5,625,563
6.625% 11/15/13	11,110,000	11,582,175
6.75% 9/1/16 (e)	5,506,000	5,891,420
7.125% 9/1/18 (e)	29,553,000	31,991,123
8.25% 12/15/20	14,326,000	15,937,675
8.625% 9/15/15 (e)	61,985,000	68,958,313
8.875% 9/1/17	25,430,000	29,053,775
9% 3/15/17 (e)	37,296,000	42,237,720
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	18,605,000	19,511,064
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	2,636,000	2,866,650
SLM Corp.:
6.25% 1/25/16	5,155,000	5,425,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20	$ 23,393,000	$ 25,790,783
8.45% 6/15/18	9,235,000	10,481,725
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	6,074,000	6,985,100
		631,355,690
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	7,580,000	8,432,750
Entravision Communication Corp. 8.75% 8/1/17	7,872,000	8,383,680
Liberty Media Corp.:
8.25% 2/1/30	5,658,000	5,488,260
8.5% 7/15/29	3,876,000	3,798,480
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)	9,435,000	10,166,213
11.5% 5/1/16	7,515,000	8,895,506
		45,164,889
Electric Utilities - 4.9%
AES Corp.:
8% 10/15/17	16,106,000	17,475,010
9.75% 4/15/16	3,806,000	4,405,445
Aquila, Inc. 11.875% 7/1/12 (h)	1,944,000	2,164,455
Calpine Corp.:
7.5% 2/15/21 (e)	71,623,000	75,562,265
7.875% 7/31/20 (e)	24,158,000	25,969,850
7.875% 1/15/23 (e)	35,945,000	38,281,425
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,295,849
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	5,005,000	5,055,050
Edison Mission Energy 7.2% 5/15/19	1,743,000	1,359,540
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	15,073,988
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	44,442,000	47,775,150
11% 10/1/21 (e)	18,381,000	17,935,338
GenOn Escrow Corp.:
9.5% 10/15/18 (e)	38,654,000	41,359,780
9.875% 10/15/20 (e)	39,787,000	42,771,025
Intergen NV 9% 6/30/17 (e)	21,617,000	23,454,445
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 18,817,000	$ 19,804,893
9.125% 5/1/31	14,621,000	15,059,630
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (e)	1,868,000	2,101,500
NRG Energy, Inc. 7.375% 2/1/16	4,538,000	4,708,175
NSG Holdings II, LLC 7.75% 12/15/25 (e)	6,008,000	5,857,800
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	14,651,060
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,576,816	1,647,772
TXU Corp. 6.5% 11/15/24	5,323,000	2,874,420
		429,643,865
Energy - 8.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	4,207,000	4,364,763
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	2,600,000	2,678,000
ATP Oil & Gas Corp. 11.875% 5/1/15	62,959,000	65,634,758
Berry Petroleum Co.:
8.25% 11/1/16	3,555,000	3,768,300
10.25% 6/1/14	2,294,000	2,666,775
Calfrac Holdings LP 7.5% 12/1/20 (e)	6,332,000	6,632,770
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	3,710,000	3,876,950
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (e)	4,296,000	4,585,980
Chesapeake Energy Corp.:
6.125% 2/15/21	10,550,000	10,892,875
6.5% 8/15/17	16,914,000	18,436,260
6.875% 11/15/20	3,375,000	3,678,750
7.625% 7/15/13	5,059,000	5,546,182
9.5% 2/15/15	11,231,000	13,519,316
Concho Resources, Inc. 7% 1/15/21	2,626,000	2,776,995
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	11,399,000	12,111,438
11.75% 7/15/14 (e)	2,823,000	3,013,553
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,597,813
7.375% 10/1/20	3,587,000	3,847,058
Covanta Holding Corp. 7.25% 12/1/20	10,288,000	11,004,209
Denbury Resources, Inc.:
8.25% 2/15/20	7,817,000	8,715,955
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Denbury Resources, Inc.: - continued
9.75% 3/1/16	$ 1,697,000	$ 1,909,125
Drummond Co., Inc. 7.375% 2/15/16	11,951,000	12,309,530
Edgen Murray Corp. 12.25% 1/15/15	31,350,000	31,663,500
Energy Partners Ltd. 8.25% 2/15/18 (e)	3,623,000	3,613,943
Energy Transfer Equity LP 7.5% 10/15/20	33,480,000	36,660,600
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (e)	6,639,000	7,236,510
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	36,294,000	35,477,385
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (e)	12,315,000	12,222,638
Forest Oil Corp. 7.25% 6/15/19	18,467,000	19,205,680
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	4,587,000	4,873,688
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,851,870
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	11,066,000	11,729,960
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (e)	3,786,000	3,984,765
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	5,379,000	5,432,790
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)	33,601,000	35,365,053
7% 10/1/18 (e)	14,684,000	15,381,490
LINN Energy LLC:
7.75% 2/1/21 (e)	14,292,000	15,220,980
8.625% 4/15/20	21,983,000	24,291,215
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	4,137,000	4,674,810
Offshore Group Investment Ltd. 11.5% 8/1/15	12,093,000	13,544,160
OPTI Canada, Inc.:
7.875% 12/15/14	3,182,000	1,686,460
8.25% 12/15/14	20,939,000	11,202,365
9% 12/15/12 (e)	1,266,000	1,278,660
9.75% 8/15/13 (e)	3,398,000	3,423,485
Parker Drilling Co. 9.125% 4/1/18	2,897,000	3,193,943
Penn Virginia Corp. 7.25% 4/15/19	6,040,000	6,100,400
Petrohawk Energy Corp.:
7.25% 8/15/18 (e)	4,214,000	4,466,840
7.25% 8/15/18	7,124,000	7,533,630
7.875% 6/1/15	5,099,000	5,404,940
Petroleum Development Corp. 12% 2/15/18	8,199,000	9,285,368
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,759,590
Pioneer Natural Resources Co. 6.65% 3/15/17	2,611,000	2,845,990
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
6.625% 5/1/21	$ 40,000,000	$ 40,348,000
7% 3/15/17	17,840,000	18,464,400
7.625% 6/1/18	1,616,000	1,729,120
7.625% 4/1/20	6,256,000	6,709,560
10% 3/1/16	12,832,000	14,468,080
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,248,000	1,241,760
11.75% 1/1/16	5,261,000	6,155,370
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	8,018,385
SESI LLC 6.375% 5/1/19 (e)	14,565,000	14,856,300
Southwestern Energy Co. 7.5% 2/1/18	3,465,000	3,950,100
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,688,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	5,437,000	5,355,445
7.875% 10/15/18 (e)	7,826,000	8,256,430
11.25% 7/15/17	4,376,000	5,076,160
Tennessee Gas Pipeline Co. 7.5% 4/1/17	1,785,000	2,138,803
Thermon Industries, Inc. 9.5% 5/1/17	1,426,000	1,525,820
Venoco, Inc.:
8.875% 2/15/19 (e)	6,941,000	6,941,000
11.5% 10/1/17	7,216,000	8,009,760
		714,112,796
Entertainment/Film - 0.0%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (e)	2,687,000	2,938,772
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	2,050,000	2,321,625
Clean Harbors, Inc. 7.625% 8/15/16	2,586,000	2,767,020
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (e)	1,855,000	1,996,351
		7,084,996
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	21,923,000	22,799,920
Rite Aid Corp.:
6.875% 8/15/13	6,839,000	6,668,025
7.5% 3/1/17	19,711,000	20,055,943
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
8% 8/15/20	$ 6,614,000	$ 7,060,445
9.375% 12/15/15	9,905,000	9,261,175
9.5% 6/15/17	45,013,000	41,749,558
9.75% 6/12/16	3,314,000	3,736,535
10.25% 10/15/19	3,738,000	4,158,525
10.375% 7/15/16	10,776,000	11,718,900
SUPERVALU, Inc.:
7.5% 11/15/14	3,233,000	3,313,825
8% 5/1/16	3,599,000	3,733,963
Tops Markets LLC 10.125% 10/15/15	6,471,000	6,972,503
		141,229,317
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	7,020,000	7,353,450
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	31,904,000	33,499,200
Constellation Brands, Inc. 8.375% 12/15/14	9,958,000	11,340,170
Dean Foods Co.:
7% 6/1/16	3,415,000	3,286,938
9.75% 12/15/18 (e)	6,668,000	6,918,050
Smithfield Foods, Inc. 10% 7/15/14	5,701,000	6,769,938
		69,167,746
Gaming - 1.4%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	16,225,000	16,671,188
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (e)	6,435,000	6,708,488
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	9,294,515
MCE Finance Ltd. 10.25% 5/15/18	9,921,000	11,520,761
MGM Mirage, Inc.:
5.875% 2/27/14	13,325,000	12,991,875
6.625% 7/15/15	9,038,000	8,699,075
7.5% 6/1/16	5,538,000	5,371,860
7.625% 1/15/17	8,221,000	7,933,265
10.375% 5/15/14	1,588,000	1,838,110
11.125% 11/15/17	1,914,000	2,229,810
13% 11/15/13	2,125,000	2,560,625
MGM Resorts International:
9% 3/15/20	4,313,000	4,808,995
10% 11/1/16 (e)	4,953,000	5,324,475
11.375% 3/1/18	5,382,000	6,148,935
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	$ 3,012,000	$ 3,008,235
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20	13,877,000	15,160,623
7.875% 11/1/17	2,303,000	2,504,513
		122,775,348
Healthcare - 6.8%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	4,669,000	5,054,193
Alere, Inc. 9% 5/15/16	4,366,000	4,682,535
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	8,060,778
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	17,524,000	19,495,450
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,574,480
Community Health Systems, Inc. 8.875% 7/15/15	24,295,000	24,780,900
ConvaTec Healthcare ESA 10.5% 12/15/18 (e)	9,371,000	10,061,643
DaVita, Inc.:
6.375% 11/1/18	5,041,000	5,160,976
6.625% 11/1/20	4,361,000	4,475,694
DJO Finance LLC/DJO Finance Corp. 7.75% 4/15/18 (e)	9,305,000	9,560,888
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	6,021,000	6,427,418
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	7,143,000	7,312,289
Gentiva Health Services, Inc. 11.5% 9/1/18	5,160,000	5,856,600
Giant Funding Corp. 8.25% 2/1/18 (e)	10,660,000	11,059,750
HCA Holdings, Inc. 7.75% 5/15/21 (e)	79,432,000	83,205,020
HCA, Inc.:
5.75% 3/15/14	3,525,000	3,595,500
6.25% 2/15/13	1,746,000	1,820,205
6.375% 1/15/15	1,144,000	1,172,600
6.75% 7/15/13	1,746,000	1,842,030
7.25% 9/15/20	2,079,000	2,224,530
7.5% 11/6/33	2,199,000	2,047,819
7.875% 2/15/20	14,144,000	15,452,320
8.5% 4/15/19	7,992,000	8,851,140
9.125% 11/15/14	4,363,000	4,575,696
9.25% 11/15/16	16,051,000	17,174,570
9.625% 11/15/16 pay-in-kind (h)	14,270,000	15,340,250
9.875% 2/15/17	1,869,000	2,093,280
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	32,415,000	32,901,225
Inverness Medical Innovations, Inc. 7.875% 2/1/16	7,893,000	8,307,383
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
LifePoint Hospitals, Inc. 6.625% 10/1/20 (e)	$ 3,641,000	$ 3,732,025
Mylan, Inc.:
6% 11/15/18 (e)	28,740,000	29,314,800
7.625% 7/15/17 (e)	3,770,000	4,109,300
7.875% 7/15/20 (e)	6,803,000	7,483,300
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (e)	22,301,000	22,579,763
7% 1/15/16	4,725,000	4,866,750
7.5% 2/15/20	8,934,000	9,559,380
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (e)	4,916,000	5,063,480
Rotech Healthcare, Inc.:
10.5% 3/15/18 (e)	3,057,000	3,087,570
10.75% 10/15/15	7,566,000	8,360,430
Stewart Enterprises, Inc. 6.5% 4/15/19 (e)	6,280,000	6,335,264
Tenet Healthcare Corp.:
6.875% 11/15/31	4,702,000	3,879,150
8.875% 7/1/19	9,725,000	10,964,938
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	10,766,000
6.75% 10/1/17 (e)	728,000	728,000
6.75% 8/15/21 (e)	21,236,000	20,652,010
6.875% 12/1/18 (e)	32,205,000	32,043,975
7% 10/1/20 (e)	10,255,000	10,075,538
7.25% 7/15/22 (e)	11,781,000	11,574,833
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (e)	8,471,000	8,852,195
Vanguard Health Systems, Inc. 0% 2/1/16 (e)	16,810,000	10,884,475
Ventas Realty LP 6.75% 4/1/17	2,374,000	2,510,505
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	40,227,000	42,640,620
		595,231,463
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	7,645,000	7,989,025
11.625% 6/15/17	16,463,000	19,467,498
FelCor Escrow Holding, LLC 6.75% 6/1/19 (e)(g)	24,115,000	24,083,651
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	6,442,000	6,828,520
KB Home 6.25% 6/15/15	3,329,000	3,295,710
Realogy Corp.:
7.875% 2/15/19 (e)	11,972,000	12,091,720
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Realogy Corp.: - continued
11.5% 4/15/17 (e)	$ 10,526,000	$ 10,947,040
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,606,000	2,723,270
Standard Pacific Corp.:
8.375% 5/15/18	16,762,000	17,264,860
8.375% 1/15/21 (e)	9,204,000	9,411,090
		114,102,384
Hotels - 0.2%
Host Hotels & Resorts LP:
6.875% 11/1/14	9,086,000	9,381,295
9% 5/15/17	5,296,000	5,931,520
Host Marriott LP 6.375% 3/15/15	2,540,000	2,597,150
		17,909,965
Leisure - 0.8%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	6,269,340
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	5,713,000	6,105,769
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	10,556,500
NCL Corp. Ltd.:
9.5% 11/15/18 (e)	3,010,000	3,220,700
11.75% 11/15/16	16,030,000	18,674,950
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,227,000	1,312,890
11.875% 7/15/15	10,396,000	12,761,090
yankee 7.25% 6/15/16	1,253,000	1,340,710
Town Sports International Holdings, Inc. 11% 2/1/14	5,314,000	5,420,280
Vail Resorts, Inc. 6.5% 5/1/19 (e)	4,795,000	4,890,900
		70,553,129
Metals/Mining - 1.5%
Aleris International, Inc. 7.625% 2/15/18 (e)	3,500,000	3,570,000
Arch Coal, Inc.:
7.25% 10/1/20	1,512,000	1,625,400
8.75% 8/1/16	4,140,000	4,636,800
Atkore International, Inc. 9.875% 1/1/18 (e)	4,042,000	4,395,675
CONSOL Energy, Inc.:
8% 4/1/17	22,295,000	24,524,500
8.25% 4/1/20	23,790,000	26,406,900
Drummond Co., Inc. 9% 10/15/14 (e)	4,305,000	4,563,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	$ 11,961,000	$ 12,289,928
6.875% 2/1/18 (e)	9,553,000	10,054,533
7% 11/1/15 (e)	18,869,000	19,835,093
International Coal Group, Inc. 9.125% 4/1/18	3,416,000	3,877,160
Massey Energy Co. 6.875% 12/15/13	737,000	750,819
Novelis, Inc.:
8.375% 12/15/17	9,604,000	10,564,400
8.75% 12/15/20	1,446,000	1,612,290
Peabody Energy Corp. 7.375% 11/1/16	2,137,000	2,409,468
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	3,873,000	4,086,015
		135,202,281
Paper - 1.3%
ABI Escrow Corp. 10.25% 10/15/18 (e)	19,690,000	21,855,900
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,412,000	3,791,414
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	4,278,000	4,630,935
Glatfelter 7.125% 5/1/16	2,691,000	2,778,458
Mercer International, Inc. 9.5% 12/1/17	3,611,000	3,963,073
NewPage Corp. 11.375% 12/31/14	65,289,000	64,962,555
Sappi Papier Holding AG 6.625% 4/15/21 (e)	4,955,000	4,992,163
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% 2/1/19 (e)	4,282,000	4,431,870
11.5% 7/1/14	2,563,000	2,800,078
		114,206,446
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16 (e)	4,140,000	4,429,800
Cadmus Communications Corp. 8.375% 6/15/14	3,980,000	3,726,275
Cenveo Corp.:
7.875% 12/1/13	14,761,000	14,539,585
10.5% 8/15/16 (e)	14,881,000	15,104,215
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	13,349,000	13,782,843
		51,582,718
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	2,338,000	2,425,675
12.5% 4/1/16	1,763,000	2,133,230
Kansas City Southern Railway Co. 8% 6/1/15	3,228,000	3,502,380
		8,061,285
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - 0.8%
Burger King Corp. 9.875% 10/15/18	$ 3,966,000	$ 4,194,045
Carrols Corp. 9% 1/15/13	6,781,000	6,797,953
DineEquity, Inc. 9.5% 10/30/18 (e)	31,021,000	33,890,443
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,334,000	3,584,050
11.625% 12/1/15 (e)	1,872,000	2,012,400
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	6,022,000	6,022,000
Roadhouse Financing, Inc. 10.75% 10/15/17 (e)	10,971,000	11,848,680
		68,349,571
Services - 2.1%
ARAMARK Corp. 3.8044% 2/1/15 (h)	21,751,000	21,696,623
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)	7,580,000	7,769,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.813% 5/15/14 (h)	5,296,000	5,156,715
7.625% 5/15/14	4,806,000	4,914,135
7.75% 5/15/16	4,435,000	4,612,400
9.625% 3/15/18	14,758,000	16,418,275
Corrections Corp. of America 6.25% 3/15/13	2,597,000	2,603,493
Hertz Corp. 6.75% 4/15/19 (e)	5,103,000	5,217,818
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	52,078,000	53,510,145
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	34,412,000	36,648,780
The Geo Group, Inc.:
6.625% 2/15/21 (e)	1,697,000	1,697,000
7.75% 10/15/17	2,306,000	2,473,185
United Rentals North America, Inc.:
9.25% 12/15/19	4,695,000	5,305,350
10.875% 6/15/16	10,794,000	12,521,040
		180,544,459
Shipping - 1.5%
Aguila 3 SA 7.875% 1/31/18 (e)	5,651,000	5,778,148
CEVA Logistics 8.375% 12/1/17 (e)	4,824,000	4,992,840
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	29,277,000	30,301,695
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)	25,131,000	25,256,655
8.875% 11/1/17	14,382,000	15,551,257
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	2,930,000	2,995,925
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	16,613,655
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Swift Services Holdings, Inc. 10% 11/15/18 (e)	$ 8,954,000	$ 9,827,015
Teekay Corp. 8.5% 1/15/20	7,565,000	8,208,025
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	6,641,760
Western Express, Inc. 12.5% 4/15/15 (e)	7,833,000	7,833,000
		133,999,975
Steel - 0.4%
Aperam:
7.375% 4/1/16 (e)	2,670,000	2,783,475
7.75% 4/1/18 (e)	2,195,000	2,288,288
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	8,556,000	8,556,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	5,495,000	5,742,275
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,714,840
Steel Dynamics, Inc. 7.625% 3/15/20	3,836,000	4,171,650
		32,256,528
Super Retail - 1.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,152,000	16,515,420
8.375% 11/15/20 (e)	2,572,000	2,694,170
Claire's Escrow Corp. 8.875% 3/15/19 (e)	5,420,000	5,284,500
J. Crew Group, Inc. 8.125% 3/1/19 (e)	39,602,000	39,156,478
Limited Brands, Inc.:
6.625% 4/1/21	17,385,000	17,993,475
7% 5/1/20	3,907,000	4,131,653
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (d)	7,343,000	8,572,953
Michaels Stores, Inc. 7.75% 11/1/18 (e)	19,756,000	20,299,290
NBC Acquisition Corp. 11% 3/15/13	1,913,000	219,995
Rent-A-Center, Inc. 6.625% 11/15/20 (e)	5,036,000	5,036,000
Sonic Automotive, Inc.:
8.625% 8/15/13	1,949,000	1,978,235
9% 3/15/18	2,436,000	2,612,610
The May Department Stores Co. 5.75% 7/15/14	2,827,000	3,053,160
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	21,942,000	24,932,695
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,710,000	2,916,773
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,262,000	4,453,790
		159,851,197
Technology - 5.4%
Amkor Technology, Inc. 7.375% 5/1/18	3,484,000	3,658,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.:
7% 4/1/19 (e)	$ 85,920,000	$ 84,846,000
9.75% 11/1/15	10,336,000	10,646,080
10.125% 11/1/15 pay-in-kind (h)	56,231,000	58,058,508
CDW Escrow Corp.:
8.5% 4/1/19 (e)	21,210,000	21,422,100
8.5% 4/1/19 (e)(g)	15,920,000	16,079,200
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)	11,311,000	12,074,493
Ceridian Corp.:
11.25% 11/15/15	7,251,000	7,541,040
12.25% 11/15/15 pay-in-kind (h)	2,245,000	2,357,250
CommScope, Inc. 8.25% 1/15/19 (e)	10,323,000	10,851,538
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,692,000	2,947,740
7.875% 7/15/20	3,590,000	3,966,950
First Data Corp.:
7.375% 6/15/19 (e)	21,250,000	21,621,875
8.25% 1/15/21 (e)	11,593,000	11,535,035
8.75% 1/15/22 pay-in-kind (e)(h)	9,476,000	9,143,682
9.875% 9/24/15	697,000	717,910
10.55% 9/24/15 pay-in-kind (h)	929,578	962,121
12.625% 1/15/21 (e)	14,718,000	16,134,608
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (e)	13,687,000	15,158,353
10.125% 12/15/16	5,550,000	5,952,375
10.125% 3/15/18 (e)	17,061,000	19,256,751
10.75% 8/1/20 (e)	3,146,000	3,602,170
Jabil Circuit, Inc. 5.625% 12/15/20	2,705,000	2,691,475
Lucent Technologies, Inc.:
6.45% 3/15/29	39,057,000	35,541,870
6.5% 1/15/28	5,456,000	4,964,960
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (e)	3,857,000	4,454,835
10% 7/15/13 (e)	5,731,000	6,418,720
Sanmina-SCI Corp. 7% 5/15/19 (e)(g)	15,185,000	15,166,778
Seagate HDD Cayman 7.75% 12/15/18 (e)	8,331,000	8,768,378
Serena Software, Inc. 10.375% 3/15/16	3,157,000	3,330,635
Spansion LLC 7.875% 11/15/17 (e)	4,727,000	4,845,175
SunGard Data Systems, Inc.:
7.375% 11/15/18 (e)	3,967,000	4,031,265
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.: - continued
7.625% 11/15/20 (e)	$ 982,000	$ 1,017,548
10.625% 5/15/15	2,104,000	2,314,400
Telcordia Technologies, Inc. 11% 5/1/18 (e)	9,372,000	10,543,500
Unisys Corp.:
12.5% 1/15/16	4,058,000	4,514,525
12.75% 10/15/14 (e)	447,000	527,460
Viasystems, Inc. 12% 1/15/15 (e)	9,713,000	10,902,843
Xerox Capital Trust I 8% 2/1/27	13,486,000	13,684,244
		472,252,590
Telecommunications - 10.5%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	16,002,000	15,761,970
Citizens Communications Co.:
7.125% 3/15/19	2,507,000	2,563,408
7.875% 1/15/27	5,436,000	5,191,380
9% 8/15/31	4,852,000	4,997,560
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	20,639,000	22,444,913
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	13,773,188
Cricket Communications, Inc.:
7.75% 10/15/20	45,465,000	46,146,975
10% 7/15/15	8,611,000	9,472,100
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,307,620
8.875% 1/15/15 (e)	30,099,000	31,227,713
9.125% 1/15/15 pay-in-kind (e)(h)	19,655,000	20,392,063
10.5% 4/15/18 (e)	23,028,000	26,482,200
12% 4/1/14 (e)	4,272,000	4,976,880
Dycom Investments, Inc. 7.125% 1/15/21 (e)	3,755,000	3,877,038
Frontier Communications Corp.:
7.875% 4/15/15	4,172,000	4,505,760
8.25% 5/1/14	8,846,000	9,774,830
8.25% 4/15/17	24,234,000	26,322,971
8.5% 4/15/20	58,500,000	63,326,250
8.75% 4/15/22	17,370,000	18,803,025
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19	4,411,000	4,752,853
9.5% 6/15/16	27,221,000	28,617,437
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	22,535,000	22,901,194
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21 (e)	$ 25,120,000	$ 25,622,400
Intelsat Ltd. 11.25% 6/15/16	18,439,000	19,591,438
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	21,015,293
11.5% 2/4/17 pay-in-kind (h)	62,900,000	68,403,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	11,495,000	11,480,057
Muzak LLC 15% 7/31/14 pay-in-kind	1,225,000	1,184,405
Nextel Communications, Inc.:
5.95% 3/15/14	4,041,000	4,071,308
6.875% 10/31/13	4,446,000	4,490,460
7.375% 8/1/15	42,218,000	42,534,635
NII Capital Corp. 10% 8/15/16	13,985,000	16,047,788
Qwest Communications International, Inc.:
7.125% 4/1/18	6,722,000	7,293,370
8% 10/1/15	9,645,000	10,585,388
Sprint Capital Corp.:
6.875% 11/15/28	23,954,000	22,965,898
6.9% 5/1/19	66,903,000	70,248,150
8.75% 3/15/32	11,616,000	12,719,520
Sprint Nextel Corp.:
6% 12/1/16	28,743,000	29,138,216
8.375% 8/15/17	6,756,000	7,634,280
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)	3,821,000	3,969,064
7.748% 2/2/21 (e)	12,961,000	13,609,050
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	9,934,000	10,505,205
11.75% 7/15/17 (e)	48,808,000	56,739,300
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	32,721,000	38,750,526
Windstream Corp.:
7% 3/15/19	3,569,000	3,640,380
7.5% 4/1/23 (e)	2,249,000	2,271,490
7.75% 10/15/20 (e)	4,207,000	4,459,420
7.75% 10/1/21 (e)	12,000,000	12,690,000
8.125% 8/1/13	3,491,000	3,831,373
8.125% 9/1/18	5,427,000	5,806,890
		919,918,382
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	$ 30,352,000	$ 30,048,480
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,497,485
		34,545,965
TOTAL NONCONVERTIBLE BONDS		6,540,472,505
TOTAL CORPORATE BONDS (Cost $6,516,919,895)		6,583,318,671
Common Stocks - 2.7%
	Shares
Automotive - 1.0%
Accuride Corp. (a)	158,800	2,199,380
Dana Holding Corp. (a)	632,900	11,499,793
Delphi Corp. Class B (a)	1,000	21,425,000
Exide Technologies (a)	300,000	3,012,000
General Motors Co.	186,899	5,997,589
General Motors Co.:
warrants 7/10/16 (a)	169,908	3,936,768
warrants 7/10/19 (a)	169,908	3,024,362
Group 1 Automotive, Inc.	121,000	5,207,840
Tenneco, Inc. (a)	256,800	11,866,728
TRW Automotive Holdings Corp. (a)	269,100	15,354,846
		83,524,306
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	153,000	6,496,380
Building Materials - 0.3%
Nortek, Inc. (a)	544,700	23,427,547
Nortek, Inc. warrants 12/7/14 (a)	10,000	80,000
		23,507,547
Capital Goods - 0.2%
General Cable Corp. (a)	198,600	9,632,100
Common Stocks - continued
	Shares	Value
Capital Goods - continued
Remy International, Inc. (a)	93,400	$ 2,148,200
Walter Energy, Inc.	43,200	5,971,104
		17,751,404
Chemicals - 0.6%
Celanese Corp. Class A	215,800	10,772,736
Georgia Gulf Corp. (a)	429,800	16,925,524
LyondellBasell Industries NV Class A	524,300	23,331,350
Tronox, Inc. (a)	27,700	4,279,650
		55,309,260
Diversified Financial Services - 0.1%
Citigroup, Inc. (a)	1,571,700	7,214,103
Energy - 0.2%
Chesapeake Energy Corp.	318,900	10,737,363
Denbury Resources, Inc. (a)	238,200	5,376,174
		16,113,537
Homebuilders/Real Estate - 0.0%
Sabra Health Care REIT, Inc.	44,100	741,762
Leisure - 0.0%
Cedar Fair LP (depository unit)	105,000	1,995,000
Metals/Mining - 0.1%
Aleris International, Inc. (i)	46,900	2,673,300
Teck Resources Ltd. Class B (sub. vtg.)	88,300	4,799,988
		7,473,288
Shipping - 0.1%
Deep Ocean Group Holding AS (e)	419,351	7,059,543
Navios Maritime Holdings, Inc.	771,100	4,079,119
		11,138,662
Technology - 0.0%
Flextronics International Ltd. (a)	229,200	1,597,524
Spansion, Inc. Class A (a)	95,300	1,877,410
		3,474,934
TOTAL COMMON STOCKS (Cost $223,792,094)		234,740,183
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 1.4%
Automotive - 0.2%
General Motors Co. 4.75%	352,100	17,538,101
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	17,800	18,583,200
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Banks & Thrifts - continued
Fifth Third Bancorp 8.50%	40,200	$ 5,787,192
Huntington Bancshares, Inc. 8.50%	19,000	21,945,000
Wells Fargo & Co. 7.50%	25,000	26,987,000
		73,302,392
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	136,900	1,848,492
Citigroup, Inc. 7.50%	27,100	3,524,084
		5,372,576
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	20,000	21,537,600
Electric Utilities - 0.1%
PPL Corp. 8.75%	88,900	4,745,038
Homebuilders/Real Estate - 0.0%
Health Care REIT, Inc. 6.50%	60,300	3,256,200
TOTAL CONVERTIBLE PREFERRED STOCKS		125,751,907
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (e)	42,000	39,060,000
Diversified Financial Services - 0.5%
Citigroup Capital XII 8.50%	184,200	4,872,090
Citigroup Capital XIII 7.875%	190,900	5,299,384
GMAC Capital Trust I 8.125%	1,384,300	35,936,428
		46,107,902
TOTAL NONCONVERTIBLE PREFERRED STOCKS		85,167,902
TOTAL PREFERRED STOCKS (Cost $208,634,786)		210,919,809
Floating Rate Loans - 13.3%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.5038% 12/3/14 (h)	$ 37,899,000	37,520,010
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (h)	1,748,618	1,759,546
		39,279,556
Floating Rate Loans - continued
	Principal Amount	Value
Air Transportation - 1.0%
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (h)	$ 13,926,000	$ 13,577,850
US Airways Group, Inc. term loan 2.7126% 3/23/14 (h)	77,013,403	71,141,131
		84,718,981
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1731% 12/27/14 (h)	20,060,503	19,558,990
Tranche C, term loan 2.1509% 12/27/15 (h)	10,235,134	9,928,080
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (h)	3,907,000	3,809,325
		33,296,395
Broadcasting - 0.9%
Univision Communications, Inc. term loan 4.4614% 3/31/17 (h)	80,366,350	78,558,107
VNU, Inc. Tranche C, term loan 3.7314% 5/1/16 (h)	3,097,198	3,097,199
		81,655,306
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (h)	7,575,965	7,632,785
Cable TV - 0.1%
CCO Holdings, LLC Tranche 3LN, term loan 2.7114% 9/6/14 (h)	7,656,000	7,560,300
Charter Communications Operating LLC Tranche B 1LN, term loan 2.22% 3/6/14 (h)	3,311,443	3,311,443
		10,871,743
Capital Goods - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (h)	8,973,510	9,074,462
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (h)	7,530,339	7,530,339
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (h)	8,796,953	8,873,926
		16,404,265
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (h)	4,946,000	4,964,548
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (h)	7,010,743	6,747,840
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - 0.1%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	$ 5,807,000	$ 5,821,518
Tranche 2LN, term loan 7% 3/17/16 (h)	4,259,000	4,301,590
		10,123,108
Electric Utilities - 1.6%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.557% 12/15/14 (h)	10,072,000	9,631,350
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (h)	161,086,470	129,070,473
		138,701,823
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2423% 11/14/14 (h)	6,085,276	5,831,216
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.977% 6/4/14 (h)	6,222,207	5,988,874
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	4,567,000	4,629,796
		10,618,670
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (h)	6,890,000	6,907,225
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/11/18 (h)	9,210,000	9,290,588
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (h)	1,460,303	1,549,820
		10,840,408
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (h)	2,966,546	2,929,465
Tranche B, term loan 2.5605% 7/25/14 (h)	18,245,346	17,834,826
Tranche DD, term loan 2.5605% 7/25/14 (h)	938,101	916,994
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/26/18 (h)	13,050,000	13,098,938
HCA, Inc.:
Tranche B, term loan 2.557% 11/17/13 (h)	8,514,000	8,492,715
Tranche B2, term loan 3.557% 3/31/17 (h)	6,386,000	6,394,302
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
IASIS Healthcare LLC Tranche B, term loan 5% 4/18/18 (h)	$ 4,270,000	$ 4,248,650
VWR Funding, Inc. term loan 2.7114% 6/29/14 (h)	7,035,000	6,894,300
		60,810,190
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (h)	647,378	621,482
Credit-Linked Deposit 4.4935% 10/10/16 (h)	461,843	434,132
term loan 4.5615% 10/10/16 (h)	6,472,000	6,083,680
Tranche B, term loan 3.3115% 10/10/13 (h)	5,460,315	5,241,902
Tranche DD, term loan 3.3115% 10/10/13 (h)	15,662,745	15,036,235
		27,417,431
Metals/Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 3/4/18 (h)	1,556,000	1,567,670
Publishing/Printing - 0.6%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (h)	4,378,997	4,428,261
Thomson Learning Tranche B, term loan 2.46% 7/5/14 (h)	54,615,509	52,567,427
		56,995,688
Restaurants - 1.1%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (h)	8,616,405	8,562,552
CDW Corp. Tranche B, term loan 4.5% 7/15/17 (h)	55,000,000	55,068,750
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (h)	1,469,978	1,484,678
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5308% 6/14/13 (h)	2,962,000	2,906,463
term loan 2.5% 6/14/14 (h)	30,405,484	29,835,381
		97,857,824
Services - 0.1%
ServiceMaster Co.:
term loan 2.7706% 7/24/14 (h)	12,499,534	12,280,792
Tranche DD, term loan 2.72% 7/24/14 (h)	1,266,710	1,244,542
		13,525,334
Shipping - 0.0%
Trico Shipping AS:
term loan 13.5% 9/21/11	198,000	198,000
Tranche DD, term loan 13.5% 9/21/11	92,000	92,000
		290,000
Floating Rate Loans - continued
	Principal Amount	Value
Specialty Retailing - 0.4%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (h)	$ 13,070,997	$ 12,972,965
Tranche B2, term loan 4.8341% 7/31/16 (h)	18,610,984	18,727,303
		31,700,268
Super Retail - 0.1%
Neiman Marcus Group, Inc. term loan 2.3095% 4/6/13 (h)	5,659,000	5,602,410
Technology - 2.7%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (h)	39,269,621	38,042,446
Tranche B 3LN, term loan 4.8105% 10/26/17 (h)	50,725,697	49,520,962
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (h)	973,000	982,730
First Data Corp. term loan 4.2126% 3/24/18 (h)	76,210,679	72,209,618
Freescale Semiconductor, Inc. term loan 4.4935% 12/1/16 (h)	46,750,000	46,750,000
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (h)	9,280,645	9,118,233
Tranche 2LN, term loan 6.057% 6/11/15 (h)	3,843,000	3,823,785
NXP BV term loan 4.5% 3/4/17 (h)	6,025,000	6,100,313
SunGard Data Systems, Inc. term loan 1.9793% 2/28/14 (h)	12,176,000	11,978,140
		238,526,227
Telecommunications - 1.8%
Asurion Corp. Tranche 2LN, term loan 6.7314% 7/3/15 (h)	4,839,000	4,826,903
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	96,460,000	92,481,025
Intelsat Jackson Holdings Ltd. term loan 3.2853% 2/1/14 (h)	32,164,000	31,560,925
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (h)	28,690,000	28,976,900
		157,845,753
TOTAL FLOATING RATE LOANS (Cost $1,169,467,754)		1,169,807,126
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $602,304,174)	602,304,174	602,304,174
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $6,379,000)	$ 6,379,016	$ 6,379,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,727,497,703)		8,807,468,963
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,273,329)
NET ASSETS - 100%		$ 8,794,195,634
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,896,557,719 or 32.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,673,300 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,379,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 3,200,770
Barclays Capital, Inc.	1,702,538
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,475,692
$ 6,379,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,514
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 124,543,827	$ 81,581,227	$ 42,962,600	$ -
Energy	16,113,537	16,113,537	-	-
Financials	181,551,315	137,386,623	44,164,692	-
Industrials	46,477,689	39,338,146	-	7,139,543
Information Technology	3,474,934	3,474,934	-	-
Materials	68,753,652	66,080,352	2,673,300	-
Utilities	4,745,038	-	4,745,038	-
Corporate Bonds	6,583,318,671	-	6,564,337,077	18,981,594
Floating Rate Loans	1,169,807,126	-	1,169,807,126	-
Money Market Funds	602,304,174	602,304,174	-	-
Cash Equivalents	6,379,000	-	6,379,000	-
Total Investments in Securities:	$ 8,807,468,963	$ 946,278,993	$ 7,835,068,833	$ 26,121,137
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(67,432)
Cost of Purchases	39,203,844
Proceeds of Sales	(13,015,275)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 26,121,137
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (67,432)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Bermuda	3.4%
Luxembourg	1.8%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $6,379,000) - See accompanying schedule: Unaffiliated issuers (cost $8,125,193,529)	$ 8,205,164,789
Fidelity Central Funds (cost $602,304,174)	602,304,174
Total Investments (cost $8,727,497,703)		$ 8,807,468,963
Cash		12,661,716
Receivable for investments sold		98,915,271
Receivable for fund shares sold		6,875,452
Dividends receivable		1,170,354
Interest receivable		138,363,712
Distributions receivable from Fidelity Central Funds		68,790
Other receivables		20,090
Total assets		9,065,544,348

Liabilities
Payable for investments purchased Regular delivery	$ 191,019,625
Delayed delivery	73,774,079
Payable for fund shares redeemed	1,470,238
Accrued management fee	4,086,902
Other affiliated payables	575,627
Other payables and accrued expenses	422,243
Total liabilities		271,348,714

Net Assets		$ 8,794,195,634
Net Assets consist of:
Paid in capital		$ 8,696,664,850
Undistributed net investment income		9,192,254
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,367,270
Net unrealized appreciation (depreciation) on investments		79,971,260
Net Assets		$ 8,794,195,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2011

Series High Income: Net Asset Value, offering price and redemption price per share ($6,827,084,212 ÷ 674,938,238 shares)	$ 10.12

Class F: Net Asset Value, offering price and redemption price per share ($1,967,111,422 ÷ 194,472,220 shares)	$ 10.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

For the period March 10, 2011 (commencement of operations) to April 30, 2011

Investment Income
Dividends		$ 2,263,228
Interest		73,653,266
Income from Fidelity Central Funds		108,514
Total income		76,025,008

Expenses
Management fee	$ 6,569,720
Transfer agent fees	933,193
Accounting fees and expenses	184,324
Custodian fees and expenses	17,150
Independent trustees' compensation	2,765
Registration fees	361,193
Audit	46,567
Miscellaneous	1,451
Total expenses before reductions	8,116,363
Expense reductions	(19,756)	8,096,607
Net investment income (loss)		67,928,401
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,054,481
Foreign currency transactions	(2,989)
Total net realized gain (loss)		8,051,492
Change in net unrealized appreciation (depreciation) on investment securities		79,971,260
Net gain (loss)		88,022,752
Net increase (decrease) in net assets resulting from operations		$ 155,951,153

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period March 10, 2011 (commencement of operations) to April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,928,401
Net realized gain (loss)	8,051,492
Change in net unrealized appreciation (depreciation)	79,971,260
Net increase (decrease) in net assets resulting from operations	155,951,153
Distributions to shareholders from net investment income	(57,626,155)
Share transactions - net increase (decrease)	8,695,870,636
Total increase (decrease) in net assets	8,794,195,634

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,192,254)	$ 8,794,195,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series High Income

Period ended April 30,	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.078
Net realized and unrealized gain (loss)	.108
Total from investment operations	.186
Distributions from net investment income	(.066)
Net asset value, end of period	$ 10.12
Total Return B,C	1.87%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A
Expenses net of fee waivers, if any	.73% A
Expenses net of all reductions	.73% A
Net investment income (loss)	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,827,084
Portfolio turnover rate F	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended April 30,	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.080
Net realized and unrealized gain (loss)	.108
Total from investment operations	.188
Distributions from net investment income	(.068)
Net asset value, end of period	$ 10.12
Total Return B,C	1.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.63% A
Expenses net of fee waivers, if any	.63% A
Expenses net of all reductions	.63% A
Net investment income (loss)	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,967,111
Portfolio turnover rate F	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2011

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 101,720,070
Gross unrealized depreciation	(20,931,083)
Net unrealized appreciation (depreciation) on securities and other investments	$ 80,788,987

Tax Cost	$ 8,726,679,976

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 17,216,767
Net unrealized appreciation (depreciation)	$ 80,788,987

The tax character of distributions paid was as follows:

April 30, 2011
Ordinary Income	$ 57,626,155

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,540,265,046 and $1,433,203,721, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series High Income	$ 933,193.10

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,359 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities, including accrued interest, valued at $8,826,591,653 in exchange for 882,659,166 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,300 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,756 for the period.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30,	2011A
From net investment income
Series High Income	$ 44,683,406
Class F	12,942,749
Total	$ 57,626,155

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
Period ended April 30, 2011
Series High Income
Shares sold	696,984,360 B	$ 6,970,269,280 B
Reinvestment of distributions	4,431,477	44,683,406
Shares redeemed	(26,477,599)	(264,404,255)
Net increase (decrease)	674,938,238	$ 6,750,548,431
Class F
Shares sold	199,822,422 B	$ 1,998,580,111 B
Reinvestment of distributions	1,283,594	12,942,749
Shares redeemed	(6,633,796)	(66,200,655)
Net increase (decrease)	194,472,220	$ 1,945,322,205

A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

B Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 10, 2011 (commencement of operations) to April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series High Income Fund as of April 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period from March 10, 2011 (commencement of operations) to April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 21, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F.

Interested Trustees:*

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investment Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Robert W. Selander may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (47)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series High Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from the sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Series High Income Fund	6/13/11	6/10/11	$0.000	$0.012
Class F	6/13/11	6/10/11	$0.000	$0.012

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

On January 19, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven high income selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FSH-ANN-0611
1.924270.100

Item 2. Code of Ethics

As of the end of the period, April 30, 2011, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series High Income Fund (the "Fund"):

Services Billed by Deloitte Entities

April 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$40,000	$-	$5,700	$100

April 30, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series High Income Fund commenced operations on March 10, 2011.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital & Income Fund, Fidelity Focused High Income Fund and Fidelity High Income Fund (the "Funds"):

Services Billed by PwC

April 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$182,000	$-	$3,300	$9,000
Fidelity Focused High Income Fund	$64,000	$-	$3,300	$2,300
Fidelity High Income Fund	$147,000	$-	$3,300	$6,200

April 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$183,000	$-	$3,200	$7,400
Fidelity Focused High Income Fund	$62,000	$-	$3,200	$1,700
Fidelity High Income Fund	$149,000	$-	$3,200	$5,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2011A,B	April 30, 2010 FeesA,B
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fund's commencement of operations.

Services Billed by PwC

	April 30, 2011A	April 30, 2010A
Audit-Related Fees	$2,535,000	$1,610,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2011 A	April 30, 2010 A
Deloitte Entities	$1,470,000B	$1,200,000B
PwC	$4,735,000	$3,985,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fund's commencement of operations..

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2011